Registration No. 33-19862
                                                     Registration No. 811-5460

                         As filed on ^ February 27, 1998


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X
                                                                             --
  Pre-Effective Amendment No.
  Post-Effective Amendment No.     ^ 18                                       X
                               ------------                                  --
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               X
                                                                             --
  Amendment No.     ^ 22                                                      X
                ------------                                                 --


                        INVESCO TREASURER'S SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                  7800 E. Union Avenue, Denver, Colorado 80237
                    (Address of Principal Executive Offices)

                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)

       Registrant's Telephone Number, including Area Code: (800) 241-5477

                               Glen A. Payne, Esq.
                         7800 E. Union Avenue, Suite 800
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                               -------------------
                                   Copies to:
                              Clifford J. Alexander
                             Kirkpatrick & Lockhart
                                1800 M Street NW
                             Washington, D.C. 20036
                               -------------------
Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)


      immediately  upon filing  pursuant to paragraph
      (b) ^ on  ______________, pursuant to  paragraph
      (b) 60 days after  filing  pursuant  to  paragraph (a)(1)
 X    on ^ May 1,  1998,  pursuant  to  paragraph  (a)(1)
      75 days  after  filing pursuant to  paragraph  (a)(2)
      on  ______________,  pursuant to  paragraph (a)(2) of rule 485


If appropriate, check the following:
      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                                                         -------------------

Registrant has previously elected to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, ^ 1997 was filed on or about February ^26, 1998.


                                   Page 1 of 101
                       Exhibit index is located at page 70

                        INVESCO TREASURER'S SERIES TRUST

                              CROSS-REFERENCE SHEET

         Form N-1A
           Item                               Caption
          Part A                             Prospectus
             1              Cover Page
             2              Annual Fund Expenses
             3              Financial Highlights; The Trust

             4 Investment Objectives and Policies; The Fund and Its Management; The Investment Adviser

             5              The Investment Adviser; Additional Information
            5A              Not Applicable
             6              Dividends, Capital Gain Distributions, and Tax
                            Information; Miscellaneous
             7              Summary; How to Buy Shares; Services Provided by the
                            Fund
             8              Summary; Redemption of Shares
             9              Not Applicable

          Part B                            Statement of Additional Information
            10              Cover Page
            11              Table of Contents
            12              Officers and Trustees; The Advisory Agreement
            13              Investment Objectives and Policies and Investment
                            Restrictions
            14              Officers and Trustees
            15              Officers and Trustees; Miscellaneous
            16              Officers and Trustees; Miscellaneous
            17              Investment Objectives and Policies and Investment
                            Restrictions
            18              Miscellaneous
            19              Computation of Net Asset Value; How to Buy Fund
                            Shares;
                            Redemption of Shares (Prospectus); How to Redeem
                            Shares
            20              Tax Information
            21              How Shares Can Be Purchased
            22              Calculation of Yield
            23              Miscellaneous

          Part C                               Other Information

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS
May 1, ^ 1998


                        INVESCO TREASURER'S SERIES TRUST
                  INVESCO TREASURER'S MONEY MARKET RESERVE FUND
                   INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND
                             7800 East Union Avenue
                             Denver, Colorado 80237
                             Telephone: 404/892-0896
                                  800/241-5477


INVESCO Treasurer's Series Trust (the "Trust") is an open-end management investment company presently consisting of four separate funds, each of which represents a separate portfolio of investments. This Prospectus relates to ^ INVESCO Treasurer's Money Market Reserve Fund (the "Money Fund") and INVESCO Treasurer's Tax-Exempt Reserve Fund (the ^"Tax-Exempt Fund") (the "Funds"), two portfolios that are designed especially for treasurers and financial officers of corporations, financial institutions, and fiduciary accounts. This Prospectus describes the operations of each of the Funds, and is used to make a public offering of shares of beneficial interest of both Funds.

The investment objective of each of the Funds is to achieve as high a level of current income as is consistent with the preservation of capital ^, the maintenance of liquidity, and investing in high quality instruments. Each of the Funds has separate investment policies. Each Fund's shares are offered at net asset value, which is expected, but cannot be assured, to be maintained at a constant $1.00 per share. Shares of the Funds are neither insured nor guaranteed by the U.S. government.


                        INVESCO CAPITAL MANAGEMENT, INC.
                               Investment Adviser


                          INVESCO ^ DISTRIBUTORS, INC.

                                   Distributor

THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

This Prospectus is designed to set forth concisely the information that you should know before investing in either of the Funds. A Statement of Additional Information ^ containing further information about the Funds, dated May 1, ^ 1998, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. To obtain a free copy, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; call 1-800-525-8085; or visit our web site at http://www.invesco.com. ^


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                                   PROSPECTUS


                                  May 1, ^ 1998


                             TABLE OF CONTENTS                              Page

SUMMARY  ......................................................................6

ANNUAL FUND EXPENSES...........................................................9

FINANCIAL HIGHLIGHTS..........................................................11

THE TRUST.....................................................................13

INVESTMENT OBJECTIVES AND POLICIES............................................13
         Money Market Reserve Fund............................................13
         Tax-Exempt Reserve Fund..............................................14

OTHER POLICIES RELEVANT TO THE FUNDS..........................................16

INVESTMENT RESTRICTIONS.......................................................19

THE INVESTMENT ADVISER........................................................22

THE DISTRIBUTOR...............................................................24

COMPUTATION OF NET ASSET VALUE................................................24

CAPITALIZATION................................................................25

DISTRIBUTIONS AND TAX INFORMATION.............................................25
         Distributions........................................................25
         Automatic Dividend Reinvestment Plan.................................26


HOW TO BUY FUND SHARES........................................................27
         Purchase by Wire.....................................................28
         Exchange ^ Policy....................................................29
         Purchase by Telephone Orders.........................................29


REDEMPTION OF SHARES..........................................................30
         Redemption by Check..................................................31
         Redemption by Telephone..............................................31
         General  ............................................................32

SHAREHOLDER REPORTS...........................................................32

MISCELLANEOUS.................................................................32


LEGAL ^ COUNSEL...............................................................34


APPENDIX A....................................................................35

                                     SUMMARY

The Trust:


         The Trust is a no-load open-end, diversified management investment company that was organized under the laws of the Commonwealth of Massachusetts, presently consisting of four separate funds, each of which represents a separate portfolio of investments. This Prospectus relates to the INVESCO Treasurer's Money Market Reserve Fund (the "Money Fund") and the INVESCO Treasurer's Tax-Exempt Reserve Fund (the "Tax-Exempt Fund") (collectively, the "Funds"), two of the portfolios that are designed especially for the treasurers and financial officers of corporations, financial institutions and fiduciary accounts. This Prospectus describes the operations of the Money Fund and the Tax-Exempt Fund. Each of the Funds has separate investment policies.^ The securities offered by this Prospectus consist of shares of beneficial interests of both Funds. Certain of the terms used in this Prospectus are defined in Appendix A.


Investment Objectives:

         The investment objective of each of the Funds is to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity, and investing in high quality instruments. A summary of how each Fund intends to accomplish its objective follows:


         INVESCO Treasurer's Money Market Reserve Fund -- This Fund will attempt to achieve its objective by investing in short-term money market instruments, consisting of those issued or guaranteed by the U.S. government or its agencies or instrumentalities, obligations of financial institutions (such as the following instruments determined to be readily marketable by ^ INVESCO Capital Management, Inc. ("ICM" or the "Adviser"): certificates of deposit, time deposits and bankers' acceptances of domestic and foreign banks, and funding agreements issued by domestic insurance companies) which may include demand features, commercial paper, corporate debt obligations other than commercial paper and loan participation agreements. Corporate debt securities acquired by the Money Fund must be rated by at least two nationally recognized statistical rating organizations ("NRSROs"), generally Standard & Poor's ^, a division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Services, Inc. ("Moody's"), in one of the two highest rating categories (AAA or AA by S&P or Aaa or Aa by Moody's), or where the obligation is rated only by S&P or Moody's, and not by any other NRSRO, such obligation is rated AAA or AA by S&P or Aaa or Aa by Moody's. The Money Fund will limit purchases of instruments issued by banks to those instruments issued by a bank that meets the criteria discussed in the section of this Prospectus entitled "Investment Objectives and Policies." The Money Fund limits investment in foreign bank obligations to U.S. dollar denominated obligations of foreign banks that have assets of at least $10 billion and have branches or agencies in the U.S.

         Commercial paper acquired by the Money Fund must be rated by at least two NRSROs, generally S&P and Moody's, in the highest rating category (A-1 by S&P or P-1 by Moody's), or, where the obligation is rated only by S&P or Moody's, and not by any other NRSRO, such obligation is rated A-1 or P-1. Money market instruments purchased by the Money Fund that are not rated must be determined by the Adviser to be of equivalent credit quality to the rated securities in which the Money Fund may invest. In the Adviser's opinion, obligations that are not rated are not necessarily of lower quality than those that are rated but may be less marketable and typically may provide higher yields. The Fund will invest in such securities only when such investment is in accordance with the Fund's investment objective of achieving a high level of current income and when such investment will not impair the Fund's ability to comply with requests for redemptions.


         INVESCO Treasurer's Tax-Exempt Reserve Fund -- This Fund will attempt to achieve its objective by investing in the following instruments: short-term municipal obligations consisting of tax anticipation notes, revenue anticipation notes and bond anticipation notes; short-term municipal bonds; tax-exempt commercial paper; and variable rate demand notes. Under normal market conditions, this Fund will invest at least 80% of its net assets in municipal obligations that, based on the opinion of counsel to the issuer, pay interest free from federal income tax.


         Municipal obligations other than municipal notes or commercial paper will be purchased by the Tax-Exempt Fund only if backed by the full faith and credit of the United States, or if they meet the rating requirements set forth below. Municipal bonds must be rated by at least two NRSROs generally S&P and Moody's - in one of the two highest rating categories (AAA or AA by S&P or Aaa or Aa by Moody's), or where the bond is rated only by one NRSRO - generally S&P or Moody's - in the single NRSRO's two highest rating categories (AAA or AA by S&P, or Aaa or Aa by Moody's). Municipal notes or municipal commercial paper must be rated in the highest rating category by at least two NRSROs, or where the notes or paper is rated only by one NRSRO, in the highest rating category by that NRSRO. If a security is unrated, the Fund may invest in such security if the Adviser determines, in an analysis similar to that performed by Moody's or S&P in rating similar securities and issuers, that the security is comparable to securities eligible for investment by the Fund.

         In order to enhance the liquidity, stability or quality of a municipal obligation, the Tax-Exempt Fund may acquire a right to sell an obligation to another party at a guaranteed price approximating par value, either on demand or at specified intervals. The right to sell may form part of the obligation or be acquired separately by the Tax-Exempt Fund. These rights may be referred to as demand features, standby commitments or puts, depending on their characteristics (collectively referred to as "Standby Commitments"), and may involve letters of credit or other credit support arrangements supplied by domestic or foreign banks supporting the other party's ability to repurchase the obligation from the Tax-Exempt Fund.

         In fulfillment of their investment objectives, and as part of their investment strategy, both Funds may enter into repurchase agreements and invest in bank participation interests and "when issued" securities. Both Funds may also enter into reverse repurchase agreements, but only for the purpose of obtaining funds for meeting redemption requests of shareholders. Both Funds may also hold cash for temporary defensive purposes. (See "Investment Objectives and Policies.")

         Certain of the investments by the Funds may be considered "illiquid securities." Each of the Funds has adopted an investment policy that prohibits it from having more than 10% of its total assets invested in illiquid securities (including restricted securities, repurchase agreements maturing in more than seven days, time deposits without demand features having a stated maturity greater than seven days, and funding agreements and participation interests without demand features or for which there is not a readily available market).

Investment Adviser:

         INVESCO Capital Management, Inc., a Delaware corporation and the Trust's investment adviser (the "Adviser"), acts as investment adviser to other investment companies and furnishes investment counseling services to private and institutional clients. As to each Fund, the Trust pays the Adviser an advisory fee, accrued daily and paid monthly, equal to, on an annual basis, 0.25% of the Fund's average daily net asset value.

Principal Underwriter and Distributor:


         INVESCO ^ Distributors, Inc. ^("IDI" or the "Distributor") serves as the principal underwriter and distributor of shares of the Trust. Currently, the Distributor also furnishes distribution and investment advisory services to ^ 14 other ^ mutual funds consisting of ^ 47 portfolios.


Purchases:


         Each Fund's shares are offered at net asset value, which is expected to be maintained at a constant $1.00 per share. There is no assurance, however, that a Fund will be able to maintain a net asset value of $1.00 per share. The minimum initial purchase of shares required by the Trust is $1,000,000. In determining the minimum required, subscribers will be given credit for amounts which they have invested in either of the Funds. Shares must be purchased by good funds (as defined under "How to Buy Fund Shares"). The Trust reserves the right to reduce or to waive the minimum purchase requirements in certain cases. Subsequent investments in any of the Funds may be made in amounts of $100,000 or more at any time. Shares may be purchased through the Distributor, acting as agent for the Trust. Purchase orders may also be placed through member firms of the National Association of Securities Dealers, Inc. ("NASD"), who may charge a reasonable handling fee. Such handling fees can be avoided by investing directly with the Trust. There are no charges imposed by the Trust or the Distributor on purchases of ^ Fund shares. (See "How to Buy Fund Shares.")


Redemptions:

         The amount paid upon redemption will be the net asset value per share next determined after the redemption request is received in proper form. If a redemption request is received by [4:00 p.m.] (New York time) on a normal business day, proceeds will normally be wired that day, if requested by the shareholder, but no dividend will be earned on the redeemed shares on that day. Proceeds on redemption requests received after [4:00 p.m.] (New York time) will be sent the next business day when net asset value is determined and will earn any dividends paid on the redeemed shares up to but not including the day on which such shares are redeemed. There is no charge imposed in connection with the redemption of shares. The Trust has the right to redeem shareholder accounts that fall below a minimum level ($500,000 or less) as a result of redemptions of shares. (See "Redemption of Shares.")

Dividends:

         The Trust intends to declare dividends daily. All dividends paid to a shareholder will be reinvested automatically in additional Fund shares pursuant to the Trust's Automatic Dividend Reinvestment Plan unless the shareholder specifically elects to receive declared dividends in cash. (See "Automatic Dividend Reinvestment Plan.")

                              ANNUAL FUND EXPENSES


Money Fund and Tax-Exempt Fund
------------------------------
Shareholder Transaction Expenses
Sales load "charge" on purchases                                            None
Sales load "charge" on reinvested                                           None
dividends
Redemption fees                                                             None
Exchange fees                                                               None


Annual Operating Expenses of the Money and Tax-Exempt Funds (as a percentage of average net assets) for the year ended December 31, ^
1997.

                                                                      Tax-Exempt
                                                 Money Fund                 Fund
                                                 ----------           ----------
Investment Management Fees and Total
Operating Expenses*                                0.25%                   0.25%
12b-1 Fee                                           None                    None

*Pursuant to the Trust's investment advisory agreement, the Trust's investment adviser is responsible for the payment of all of the Trust's expenses other than payment of advisory fees, taxes, interest, and brokerage commissions.

Examples:

Money Fund

         A shareholder would pay the following expenses on a $1000 investment for the periods shown, assuming a 5% annual return, and redemption at the end of each time period:

       1 Year               3 Years              5 Years              10 Years
       ------               -------              -------              --------
         $3                   $8                   $14                  $32

Tax-Exempt Fund

         A shareholder would pay the following expenses on a $1000 investment for the periods shown, assuming a 5% annual return, and redemption at the end of each time period:

       1 Year               3 Years              5 Years              10 Years
       ------               -------              -------              --------
         $3                   $8                   $14                  $32

         The purpose of the foregoing ^ table and Examples is to assist investors in understanding the various costs and expenses that an investor in ^ a Fund will bear directly or indirectly. For a more detailed description of the investment management fees, see "The Investment Adviser" section of this ^ Prospectus.


         The Examples set forth above assume reinvestment of all dividends and distributions. The Examples should not be considered a representation of past or future expenses and actual expenses may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed amount.

                              FINANCIAL HIGHLIGHTS


         The following selected per share data and ratios for the ^ nine years ended December 31, ^ 1997, have been audited by Price Waterhouse LLP, independent accountants. Prior period information was audited by another independent accounting firm. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Trust's ^ 1997 Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information. Both are available without charge by writing INVESCO ^ Distributors, Inc. at P.O. Box 173706, Denver, Colorado 80217-3706 or by calling 1-800-^ 525-8085.


INVESCO Treasurer's Series Trust
Financial Highlights
(For a Fund Share Outstanding Throughout Each Period)
                                                                                                                              Period
                                                                                                                               Ended

                                                                                                                            ^ Decem-
                                                                  Year Ended December 31                                      ber 31
                                       ---------------------------------------------------------------------------------------------
                                       1997      1996       1995       1994      1993      1992      1991     1990    1989     1988^

                                       Treasurer's Money Market Reserve Fund
PER SHARE DATA
Net Asset Value -

    Beginning of Period                $1.00     $1.00      $1.00      $1.00     $1.00     $1.00     $1.00    $1.00   $1.00    $1.00
                                       ---------------------------------------------------------------------------------------------

INCOME AND DISTRIBUTIONS
    FROM INVESTMENT OPERATIONS

Net Investment Income Earned and
    ^ Distributed to ^ Shareholders    0.05       0.05       0.06      0.04      0.03       0.04      0.06     0.08    0.09     0.03
                                      ----------------------------------------------------------------------------------------------
Net Asset Value - ^ End of Period   ^ $1.00      $1.00      $1.00     $1.00     $1.00      $1.00     $1.00    $1.00   $1.00    $1.00
                                      ==============================================================================================
TOTAL RETURN                          5.48%      5.30%      5.82%     4.13%     2.92%      3.57%     6.04%    8.39%   9.53%   4.37%*


RATIOS
Net Assets - End of Period

    ($000 Omitted)                  $67,146   $113,281   $141,885   $93,131  $102,822   $117,711  $173,138 $278,236$176,917  $64,416
Ratio of Expenses to ^ Average
    Net Assets                        0.25%      0.25%      0.25%     0.25%     0.25%      0.25%     0.25%    0.25%   0.22%   0.20%~
Ratio of Net Investment ^ Income
    to Average ^ Net Assets           5.32%      5.17%      5.71%     4.02%     2.88%      3.54%     5.97%    8.08%   9.03%   8.27%~



^ From April 27, 1988, commencement of investment operations, to December 31, 1988.


*  Based  on  operations  for  the  period  shown  and,   accordingly,   is  not
representative of a full year.

~ Annualized


INVESCO ^ Treasurer's Series Trust
Financial Highlights (Continued)
(For a Fund Share Outstanding Throughout Each Period)
                                                                                                                              Period
                                                                                                                               Ended

                                                                                                                            ^ Decem-
                                                                  Year Ended December 31                                      ber 31
                                       ---------------------------------------------------------------------------------------------
                                       1997      1996       1995       1994      1993      1992      1991     1990    1989     1988^

                                       Treasurer'S Tax-Exempt Reserve Fund
PER SHARE DATA
Net Asset Value -

    Beginning of Period                $1.00     $1.00      $1.00      $1.00     $1.00     $1.00     $1.00    $1.00   $1.00    $1.00
                                       ---------------------------------------------------------------------------------------------


INCOME AND DISTRIBUTIONS ^ FROM
    INVESTMENT OPERATIONS
Net Investment Income ^ Earned and
    Distributed^ to Shareholders        0.04      0.03       0.04       0.03      0.02      0.03      0.05     0.06    0.07     0.02
                                       ---------------------------------------------------------------------------------------------
Net Asset Value - ^ End of Period    ^ $1.00     $1.00      $1.00      $1.00     $1.00     $1.00     $1.00    $1.00   $1.00    $1.00
                                       =============================================================================================
TOTAL RETURN                           3.74%     3.45%      3.90%      2.81%     2.30%     2.88%     4.57%    6.05%   6.53%   2.98%*

RATIOS
Net Assets - End of Period

    ($000 Omitted)                   $22,084   $23,386    $21,928    $19,716   $27,261   $60,717   $78,552  $61,981 $67,80   $86,163
Ratio of Expenses to ^ Average
    Net Assets                         0.25%     0.25%      0.25%      0.25%     0.25%     0.25%     0.25%    0.25%   0.21%   0.20%~
Ratio of Net Investment ^ Income
    to Average ^ Net Assets            3.68%     3.40%      3.86%      2.69%     2.28%     2.84%     4.48%    5.90%   6.33%   5.72%~


^ From April 27, 1988, commencement of investment operations, to December 31, 1988.


*  Based  on  operations  for  the  period  shown  and,   accordingly,   is  not
representative of a full year.

~ Annualized

                                    THE TRUST


         The Trust is a no-load, open-end, diversified management investment company. The Trust's address is 7800 East Union Avenue, Denver, Colorado 80237. The Trust was organized on January 27, 1988, under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust. The Trust has one class of shares that may be divided into different series, each representing an interest in a separate portfolio of investments. Presently, the Trust has four separate portfolios of investments. This Prospectus describes the ^ Money Fund and the Tax-Exempt Fund.

         From time to time the Funds advertise their respective "yield" and "effective yield." The "yields" shown are based on historical earnings and are not intended to indicate future performance. Annualized net yields for the seven days ended December 31, ^ 1997 for the Money Fund and the Tax-Exempt Fund were ^ 6.05% and ^ 6.19%, respectively. The yield of a Fund refers to the net income generated by the investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

         Average portfolio maturities for the Money Fund and Tax-Exempt Fund were ^ 16 days and ^ 6 days, respectively, at December 31, ^ 1997.


                       INVESTMENT OBJECTIVES AND POLICIES


         The investment objective of each of the Funds is to achieve as high a level of current income as is consistent with the preservation of capital ^, the maintenance of liquidity, and investing in high quality instruments. Each Fund's assets are invested in securities having maturities of 397 days or less, and the dollar weighted average maturity of the portfolio will not exceed 90 days. The Funds buy only securities determined by the Adviser, pursuant to procedures approved by the ^ board of ^ trustees, to be of high quality with minimal credit risk and that are eligible for investment by the Funds under applicable U.S. Securities and Exchange Commission ("SEC") rules. See Appendix A for descriptions of the investment instruments referred to below, as well as discussions of the degrees of risk involved in purchasing these instruments.


         INVESCO Treasurer's Money Market Reserve Fund -- The Money Fund attempts to achieve its objective by investing in money market instruments, consisting of: short-term money market instruments issued or guaranteed by the

U.S. government or its agencies or instrumentalities, obligations of financial institutions (such as the following instruments determined to be readily marketable by the ^ Adviser: certificates of deposit, time deposits and bankers' acceptances of domestic and foreign banks, and funding agreements issued by domestic insurance companies) which may include demand features, corporate debt securities, other than commercial paper and loan participation agreements. Corporate debt securities acquired by the Money Fund must be rated by at least two NRSROs -generally S&P and Moody's - in one of the two highest rating categories (AAA or AA by S&P or Aaa or Aa by Moody's), or where the obligation is rated only by S&P or Moody's, and not by any other NRSRO, such obligation is rated AAA or AA by S&P, or Aaa or Aa by Moody's. The Money Fund limits purchases of instruments issued by banks to those instruments which are rated in one of the two highest categories by a ^ NRSRO, and which are issued by banks which have total assets in excess of $4 billion and meet other criteria established by the board of trustees. The Money Fund limits investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have assets of at least $10 billion, have branches or agencies in the U.S., and meet other criteria established by the board of trustees. From time to time, on a temporary basis for defensive purposes, the Money Fund may hold cash.


         Commercial paper acquired by the Fund must be rated by at least two NRSROs, generally S&P and Moody's, in the highest rating category (A-1 by S&P or P-1 by Moody's), or, where the obligation is rated by only S&P or Moody's and not by any other NRSRO, such obligation is rated A-1 or P-1. Money market instruments purchased by the Money Fund which are not rated by any NRSRO must be determined by the Adviser to be of equivalent credit quality to the rated securities in which the Money Fund may invest. In the Adviser's opinion, obligations that are not rated are not necessarily of lower quality than those which are rated; however, they may be less marketable and typically may provide higher yields. The Fund invests in unrated securities only when such an investment is in accordance with the Fund's investment objective of achieving a high level of current income and when such investment will not impair the Fund's ability to comply with requests for redemptions.

         INVESCO Treasurer's Tax-Exempt Reserve Fund -- The Tax-Exempt Fund will attempt to achieve its objective by investing in short-term instruments the interest on which is exempt from federal taxation, consisting of: short-term municipal obligations, such as tax anticipation notes, revenue anticipation notes and bond anticipation notes; tax-exempt commercial paper; and variable rate demand notes. It is the intention of this Fund to qualify to pay exempt-interest dividends for federal tax purposes. There can be no assurance that this Fund will qualify each year to pay exempt-interest dividends.

         It is a fundamental policy of the Fund that, under normal market conditions, it will have at least 80% of its net assetsinvested in municipal obligations that, based on the opinion of counsel to the issuer, pay interest free from federal income tax. It is the Tax-Exempt Fund's present intention (but not a fundamental policy) to invest its assets so that substantially all of its annual income will be tax-exempt. This Fund may invest in municipal obligations whose interest income may be specially treated as a tax preference item under the alternative minimum tax ("AMT"). Securities that generate income that is a tax preference item may not be counted towards the 80% tax exempt threshold described above. Tax-exempt income may result in an indirect tax preference item for corporations, which may subject an investor to liability under the AMT depending on its particular situation. This Fund, however, will not invest more than 20% of its net assets in obligations the interest from which gives rise to a preference item for the purpose of the AMT and in other investments subject to ^ federal income tax. Distributions from this Fund may be subject to state and local taxes.


         Municipal bonds purchased by the Tax-Exempt Fund must be rated by at least two NRSROs - generally S&P and Moody's - in the highest rating category (AAA or AA by S&P or Aaa or Aa by Moody's), or by one NRSRO if such obligations are rated by only one NRSRO. Municipal notes or municipal commercial paper must be rated in the highest rating category by at least two NRSROs, or where the note or paper is rated only by one NRSRO, in the highest rating category by that NRSRO. If a security is unrated, the Fund may invest in such security if the Adviser determines, in an analysis similar to that performed by Moody's or S&P in rating similar securities and issuers, that the security is comparable to that eligible for investment by the Fund.


         In order to enhance the liquidity, stability or quality of a municipal obligation, the Tax-Exempt Fund may acquire a right to sell an obligation to another party at a guaranteed price approximating par value, either on demand or at specified intervals. The right to sell may form part of the obligation or be acquired separately by the Tax-Exempt Fund. These rights may be referred to as demand features, ^ standby commitments or puts, depending on their characteristics (collectively referred to as "Standby Commitments"), and may involve letters of credit or other credit support arrangements supplied by domestic or foreign banks supporting the other party's ability to purchase the obligation from the Tax-Exempt Fund. The Tax-Exempt Fund will acquire ^ Standby Commitments solely to facilitate portfolio liquidity and does not intend to exercise ^ them for trading purposes. In considering whether an obligation meets the Tax-Exempt Fund's quality standards, the Fund may look to the creditworthiness of the party providing the right to sell or to the quality of the obligation itself. The acquisition of a Standby Commitment will not affect the valuation of the underlying obligation which will continue to be valued in accordance with the amortized cost method of valuation (see the "Computation of Net Asset Value" section of this ^ Prospectus). For additional information concerning these rights, see the Statement of Additional Information under "Investment Objectives and Policies."

         From time to time, on a temporary basis for defensive purposes, the Tax-Exempt Fund may also hold 100 percent of its assets in cash or invest in taxable short term investments ("taxable investments") consisting of: obligations of the U.S. ^ government, its agencies or instrumentalities; commercial paper limited to obligations which are rated by at least two NRSROs -generally S&P and Moody's - in the highest rating category (A-1 by S&P and P-1 by Moody's), or by one NRSRO if such obligations are rated by only one NRSRO; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks meeting the criteria described in the discussion above in the "Investment Objectives and Policies" of the Money Fund; time deposits; and repurchase agreements with respect to any of the foregoing with registered broker-dealers, registered government securities dealers or banks meeting the criteria described in the discussion above in the "Investment Objectives and Policies" of the Money Fund.


                      OTHER POLICIES RELEVANT TO THE FUNDS


         The Trust, on behalf of each of the Funds, may enter into repurchase agreements and reverse repurchase agreements. (See Appendix A to this Prospectus for a discussion of these agreements and the risks involved with such transactions.) The Funds will enter into repurchase agreements and reverse repurchase agreements only with banks which meet the criteria for banks discussed ^ and with registered broker-dealers or registered government securities dealers which have outstanding either commercial paper or other debt obligations rated in the highest rating category by at least two NRSROs or by one NRSRO if such obligations are rated by only one NRSRO. The Adviser will monitor the creditworthiness of such entities in accordance with procedures adopted and monitored by the board of trustees. The Funds will enter into repurchase agreements whenever, in the opinion of the Adviser, such transactions would be advantageous to the Funds. Repurchase agreements afford an opportunity for the Funds to earn a return on temporarily available cash. The Funds will enter into reverse repurchase agreements only for the purpose of obtaining funds necessary for meeting redemption requests of shareholders. Interest earned by the Funds on repurchase agreements would not be tax-exempt, and thus would constitute taxable income.

         The Money Fund may purchase loan participation interests in all or part of specific holdings of corporate debt obligations. The issuer of such debt obligations is also the issuer of the loan participation interests into which the obligations have been apportioned. The Money Fund will purchase only loan participation interests issued by companies whose commercial paper is currently rated^ in the highest rating category by at least two NRSROs, generally S&P and Moody's (A-1 by S&P or P-1 by Moody's), or where such instrument is rated only by S&P or Moody's and not by any other NRSRO, such instrument is rated A-1 or

P-1. Such loan participation interests will only be purchased from banks which meet the criteria for banks discussed above and registered broker-dealers or registered government securities dealers which have outstanding either commercial paper or other short-term debt obligations rated in the highest rating category by at least two NRSROs or by one NRSRO if such obligation is rated by only one NRSRO. Such banks and security dealers are not guarantors of the debt obligations represented by the loan participation interests, and therefore are not responsible for satisfying such debt obligations in the event of default. Additionally, such banks and securities dealers act merely as facilitators, with regard to repayment by the issuer, with no authority to direct or control repayment. The Money Fund will attempt to ensure that there is a readily available market for all of the loan participation interests in which it invests. The Money Fund's investments in loan participation interests for which there is not a readily available market are considered to be investments in illiquid securities.

         Each Fund has adopted an investment policy that prohibits the Fund from having more than 10% of its total assets invested in illiquid securities (including restricted securities, repurchase agreements maturing in more than seven days, time deposits without demand features having a stated maturity greater than seven days, and participation interests and funding agreements without demand features, for which there is not a readily available market).

         The Money Fund, but not the Tax-Exempt Fund, may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit issued by foreign banks and foreign branches of U.S. banks. The Money Fund limits investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of trustees. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

         The   Money  Fund   may  also  invest  in  bankers'  acceptances,  time
deposits and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a

U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

         Each Fund may purchase securities on a "when-issued" basis, with payment and delivery to be made at a later date, generally within one month, but in no event later than 45 days. The price and yield are normally fixed on the date of the purchase commitment, and the value of the security is thereafter reflected in the applicable Fund's net asset value computations. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price. Each Fund will maintain, at all times, a segregated account holding cash or liquid debt securities in an amount equal to the aggregate amount due on settlement date for all "when-issued" transactions. Any securities in such segregated account will be marked to market on a daily basis. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. A Fund will not invest more than 10% of its total assets in "when issued" securities.

         The Money Fund may also invest in funding agreements issued by domestic insurance companies. Such funding agreements will only be purchased from insurance companies which have outstanding an issue of long-term debt securities rated AAA or AA by S&P, or Aaa or Aa by Moody's. In all cases, the Fund will attempt to obtain the right to demand payment, on not more than seven days' notice, for all or any part of the amount subject to the funding agreement, plus accrued interest. The Fund intends to execute its right to demand payment only as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio. The Fund's investments in funding agreements that do not have this demand feature, or for which there is not a readily available market, are considered to be investments in illiquid securities.


         Diversification. Since the Trust is a diversified investment company under the Investment Company Act of 1940, it must have at least 75% of the value of the total assets of ^ the Tax-Exempt Fund and 100% of the value of the total assets of the Money Reserve Fund represented by a combination of cash and cash items, government securities, securities of other investment companies and other securities which represent, in the case of any one issuer, no more than 5% of the value of each Fund's total assets. The Trust may not change from a diversified to a non-diversified investment company without the approval of a majority of each affected Fund's outstanding voting securities, with "majority" defined as described under the "Investment Restrictions" section of this ^ Prospectus.


         Portfolio  Securities  Loans.   The Trust,  on  behalf  of  each   of
the Funds,  may lend limited amounts of its portfolio  securities (not to exceed

20% of a Fund's total assets) to broker-dealers or other institutional investors. ^ Because there ^ could be delays in recovery of loaned securities or even a loss of rights in collateral should the borrower fail financially, loans will be made only to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. The Adviser will evaluate the creditworthiness of such borrowers in accordance with procedures adopted and monitored by the board of trustees. It is expected that the Trust, on behalf of the applicable Fund, will use the cash portions of loan collateral to invest in short-term income producing securities for the Fund's account and that the Trust may share some of the income from these investments with the borrower. See "Portfolio Securities Loans" at Appendix A to this ^ Prospectus.


         For an additional discussion of each Fund's fundamental investment policies, see the "Investment Restrictions" section of this Prospectus.


         General. No assurance is or can be given that ^ either Fund will accomplish its investment objective, as there is some degree of uncertainty in every investment. An increase in interest rates will generally reduce the value of portfolio investments in the Funds, and a decline in interest rates will generally increase the value of each Fund's portfolio investments.


                             INVESTMENT RESTRICTIONS

         The Trust, on behalf of each of the Funds, has adopted the following investment restrictions, all of which are fundamental policies and may not be changed without the approval of the holders of a majority of the Trust's outstanding voting securities, or if the policy relates only to a specific Fund, that Fund's outstanding voting securities (which in this Prospectus means, as to the Trust or each Fund (as applicable), the vote of the lesser of (i) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or
(ii) more than 50% of the outstanding voting securities). The Trust, on behalf of each of the Funds, may not:


(1) Invest in the securities of issuers (excluding (i) municipal obligations for the Tax-Exempt Fund only, (ii) bankers' acceptances, time deposits and certificates of deposit of domestic branches of U.S. banks and, as to the Money Fund only, U.S. branches of foreign banks and foreign branches of U.S. banks, provided that the U.S. branches are subject to sufficient regulation by government bodies that they can be considered U.S. banks, and the obligations of the foreign branches qualify as unconditional obligations of the U.S. parent, and (iii) U.S. ^ government obligations) conducting their principal business activity in the same industry, if immediately after such investment the value of a Fund's investments in such industry would represent 25% or more of the value of such Fund's total assets. It should be noted that from time to time, the Tax-Exempt Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental users. The Tax-Exempt Fund may invest more than 25% of the value of its total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects, or securities whose issuers are located in the same state.


(2) As to 75% of the assets of the Tax-Exempt Fund, and 100% of the assets of the Money Reserve Fund, invest in the securities of any one issuer, other than U.S. ^ government obligations, if immediately after such investment more than 5% of the value of a Fund's total assets, taken at market value, would be invested in such issuer.


(3) Underwrite securities of other issuers, except insofar as it may technically be deemed an "underwriter" under the Securities Act of 1933, as amended, in connection with the disposition of a Fund's portfolio securities.

(4)  Invest in companies for the purpose of exercising control or management.

(5) Issue any class of senior securities or borrow money, except borrowings from banks for temporary or emergency purposes not in excess of 10% of the value of a Fund's net assets (not including the amount borrowed) at the time the money is borrowed. The Funds are permitted to borrow money only for the purpose of meeting redemption requests which might otherwise require the untimely disposition of securities. Borrowing is allowed as long as the cost of borrowing is less than the income which would be lost should securities be sold to meet the redemption requests. While in a borrowed position (including reverse repurchase agreements), the Funds may not make purchases of securities. The Funds may enter into reverse repurchase agreements only for the purpose of obtaining funds necessary for meeting redemption requests.

(6) Mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held except to secure funds borrowed and then only to an extent not greater than 10% of the value of the applicable Fund's total assets.

(7) Make short sales of securities or maintain a short position.

(8) Purchase securities on margin, except that a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

(9)  Purchase or sell real estate or interests in real estate.

(10) Purchase or sell commodities or commodity contracts.

(11) Make loans to other persons, provided that a Fund may purchase debt obligations consistent with its investment objectives and policies, may lend limited amounts (not to exceed 20% of its total assets) of its portfolio securities to broker-dealers or other institutional investors, and may enter into repurchase agreements.

(12) Purchase securities of other investment companies except (i) in connection with a merger, consolidation, acquisition or reorganization, or (ii) by purchase in the open market of securities of open-end investment companies involving only customary brokers' commissions and only if immediately thereafter (i) no more than 3% of the voting securities of any one investment company are owned by a Fund, (ii) no more than 5% of the value of the total assets of a Fund would be invested in any one investment company, and (iii) no more than 10% of the value of the total assets of a Fund would be invested in the securities of such investment companies. Subject to these conditions, the Funds intend to invest only in no-load money market funds not advised by the Adviser or any company affiliated with the adviser which meet the requirements of Rule 2a-7 and which do not incur any distribution expenses. Investors in the Funds should note that such no-load money market funds will pay an advisory fee and incur other operational expenses.

(13) Enter into repurchase agreements if more than 10% of the applicable Fund's net assets will be invested in repurchase agreements and in participation interests without demand features, time deposits having a stated maturity greater than seven days, securities having legal or contractual restrictions on resale, securities for which there is no readily available market, or in other illiquid securities. The term "illiquid securities" includes any security which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. A security is considered illiquid if a Fund cannot receive the amount at which it values the instrument within seven days.


         Additional investment restrictions adopted by the Trust on behalf of the Funds and which may be changed by the ^ trustees at their discretion provide that the Trust, on behalf of each of the Funds, may not:


(1) Write, purchase or sell puts, calls, straddles, spreads or combinations thereof. However, in order to enhance the liquidity of a municipal obligation, the Tax-Exempt Fund may acquire Standby Commitments. See the "Investment Objectives and Policies" section of this ^ Prospectus.


(2) Purchase or sell interests in oil, gas or other mineral leases or exploration or development programs. A Fund, however, may purchase or sell securities issued by entities which invest in such interests.

(3) Invest more than 5% of a Fund's total assets in securities of companies having a record, together with predecessors, of less than three years of continuous operation.

(4)  Purchase or sell warrants.

(5) Purchase or retain the securities of any issuer if any individual officers and trustees/directors of the Trust, the Adviser, or any subsidiary thereof owns individually more than 0.5% of the securities of that issuer and if all such officers and trustees/directors together own more than 5% of the securities of that issuer.

(6)  Engage in arbitrage transactions.

                             THE INVESTMENT ADVISER


         The investment adviser to the Trust is INVESCO Capital Management, Inc., a Delaware corporation ^(the "Adviser"), having its principal office at 1315 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser is an indirect, wholly-owned subsidiary of ^ AMVESCAP PLC. ^ AMVESCAP PLC is a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO PLC changed its name to AMVESCO PLC on March 3, 1997 and to AMVESCAP PLC on May 8, 1997 as part of a merger between a direct subsidiary of INVESCO PLC and A I M Management Group Inc., ^ that created one of the largest independent investment management businesses in the world. ^ INVESCO Capital Management, Inc. ^ continues to operate under its existing name. ^ AMVESCAP PLC has approximately ^ $192.2 billion in assets under management. The Adviser also has an advisory office in Coral Gables, Florida and a marketing and client service office in San Francisco.

         The Adviser is the sponsor and will provide general investment advice and portfolio management to the Trust and the Funds. The Adviser currently manages in excess of ^ $48 billion of assets for its customers, and it believes it has one of the nation's largest discretionary portfolios of tax-exempt accounts (such as pension and profit-sharing funds for corporations and state and local governments). In addition, the Adviser furnishes investment advice to the following other investment companies: INVESCO Value Trust, INVESCO Variable Investment Funds, Inc.-Total Return Portfolio, The Target Portfolio Trust-Large Capitalization Value Portfolio^ and The Chaconia Growth and Income Fund ^. The

Adviser furnishes investment advice to a total of [10] investment companies, consisting of [45] different portfolios. Certain customers of the Adviser may have similar investment objectives to those of particular mutual funds. Portfolios are supervised by investment managers who utilize the Adviser's facilities for investment research and analysis, review of current economic conditions and trends, and consideration of long-range investment policy matters.


         Under its Investment Advisory Agreement (the "Agreement") with the Trust, the Adviser, subject to the supervision of the Trustees of the Trust, and in conformance with each Fund's stated policies, is to manage the investment operations and portfolios of the Funds. In this regard, it is the responsibility of the Adviser not only to make investment decisions for the Funds, but also to place the purchase and sale orders for the portfolio transactions of the Funds. (See Statement of Additional Information under "Brokerage and Portfolio Transactions.") The Adviser is also responsible for furnishing to the Trust, at the Adviser's expense, the services of persons believed to be competent to perform all executive and other administrative functions required by the Trust to conduct its business effectively, as well as the offices, equipment and other facilities necessary for its operations. Such functions include the maintenance of the Trust's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

         Under the Agreement, the Adviser is responsible for the payment of all of the Funds' expenses, other than payment of advisory fees, taxes, interest and brokerage commissions. Such expenses include, without limitation, organizational expenses, compensation of officers, trustees and employees, legal and auditing expenses, the fees and expenses of the Trust's custodian and transfer agent, and the expenses of printing and mailing reports and notices to Trust shareholders. For the services to be rendered and the expenses to be assumed by the Adviser under the Agreement, the Trust will pay to the Adviser an advisory fee which will be computed daily and paid as of the last day of each month on the basis of each Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Funds. (See "Computation of Net Asset Value.") On an annual basis, the advisory fee paid by each Fund, accrued daily and paid monthly, is equal to 0.25% of the Fund's average daily net asset value. For additional information concerning the Agreement, see Statement of Additional Information under "The Advisory Agreement."


         The following individual serves as portfolio manager for the Funds and is primarily responsible for the day-to-day management of the ^ Funds' portfolios:


Money Market Reserve Fund and
Tax-Exempt Reserve Fund
-----------------------------

George S. Robinson                            Portfolio manager of the Money
                                              Market Reserve Fund and Tax-Exempt

                                              Reserve  Fund  since  1988;
                                              formerly   (1986  to  1987)
                                              Vice  President of Citicorp
                                              Investment    Bank;   began
                                              investment career in 1965.

         The Adviser permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires investment and other personnel to conduct their personal investment activities in a manner that the Adviser believes is not detrimental to the Funds or the Adviser's other advisory clients. See "The Advisory Agreement" section of the Statement of Additional Information for more detailed information.

                                 THE DISTRIBUTOR


         ^ Prior to September 30, 1997, INVESCO Funds Group, Inc. ("IFG") served as the principal underwriter and distributor of shares of the Funds. Effective September 30, 1997, INVESCO Distributors, Inc., a Delaware corporation, serves as the principal underwriter and distributor of the shares of the Funds under a Distribution Agreement dated as of ^ September 29, 1997. The Distributor is an indirect, wholly-owned subsidiary of AMVESCAP PLC. The Distributor provides underwriting and distribution services to 14 other mutual funds consisting of 47 funds. The Distributor acts as agent upon ^ receipt of orders from investors. The ^ Distributor's principal office is located at ^ 7800 East Union Avenue, Denver, Colorado 80237.


                         COMPUTATION OF NET ASSET VALUE


         The net asset value per share of each of the Funds is determined daily as of ^ 4:00 p.m. (New York time) on each day that the New York Stock Exchange is open for trading and at such other times and/or on such other days as there is sufficient trading in the portfolio securities of ^ a Fund such that its net asset value might be affected materially. Net asset value per share is determined by adding the value of all assets of ^ a Fund, deducting its actual and accrued liabilities, and dividing by the number of shares outstanding.

         Each Fund seeks to maintain a constant net asset value of $1.00 per share by utilizing the amortized cost method of valuing portfolio securities. There can be no assurance that ^ a Fund will be able to maintain a net asset value of $1.00 per share. Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter, the value of the security is increased or decreased incrementally each day so that at maturity any purchase discount or premium is fully amortized and the value of the security is equal to its principal. As a result of minor shifts in the market value of a Fund's portfolio securities, the amortized cost method may result in periods during which the amortized cost value of the securities may be higher or lower than their market value. This would result in the yield on a shareholder's investment being higher or lower than that which would be recognized if the net asset value of a Fund's portfolio was not constant and was permitted to fluctuate with the market value of its portfolio securities. It is believed that any such differences will normally be minimal.

                                 CAPITALIZATION


         There are no conversion or preemptive rights in connection with any shares of the Funds, nor are there cumulative voting rights with respect to the shares of ^ either Fund. Each issued and outstanding share of each Fund is entitled to participate equally in dividends and distributions declared by such Fund, and upon liquidation or dissolution, in the net assets of such Fund remaining after satisfaction of outstanding liabilities. The Trust's Declaration of Trust provides that the obligations and liabilities of a particular Fund are restricted to the assets of that Fund and do not extend to the assets of the Trust generally.

         All issued and outstanding shares of each Fund will be fully paid and nonassessable and redeemable at net asset value per share. The issuance of certificates representing shares of the Trust is at the discretion of the ^ trustees.


                        DISTRIBUTIONS AND TAX INFORMATION

Distributions


         The ^ Funds earn ordinary or net investment income in the form of interest on its investments. Dividends paid by each Fund will be based solely on the income earned by it. The Fund's policy is to distribute substantially all of this income, less Fund expenses, to shareholders, at the discretion of the Fund's board of trustees. Dividends are declared daily and are automatically reinvested in additional shares ^ of the Fund at the net asset value on the last business day of ^ the month unless cash distributions are requested. Shareholders who redeem all of their shares at any time during the month will be paid all dividends accrued through the date of redemption as a cash distribution. Shareholders who redeem less than all of their shares will be paid the proceeds of the redemption in cash^ and accrued dividends with respect to the redeemed shares will be reinvested in additional shares ^ of the Fund at the net asset value on the last business day of the month unless cash distributions are requested.

         ^ In addition, each Fund may realize capital gains and losses when it sells securities for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in December. Capital gain distributions are automatically reinvested in additional shares of the Fund at the net asset value on the ex-dividend date unless cash distributions are requested.

^ Federal Taxes

         The Funds intend to distribute to shareholders all of their net investment income and net capital gains, if any. Distribution of substantially all net investment income to shareholders allows each Fund to maintain its tax status as a regulated investment company^. Due to their tax status as regulated investment companies, the Funds do not expect to pay any federal income or excise taxes.

         It is intended that the Tax-Exempt Fund will qualify to pay exempt-interest dividends pursuant to Section 852(b)(5) of the ^ Internal Revenue Code. Exempt-interest dividends ^ paid by a Fund are normally free of federal income tax ^ to shareholders, although they may be subject to state and local ^ income taxes. Shareholders must include all taxable dividends and other distributions in taxable income for federal, state and local income tax purposes unless shareholders are exempt from income taxes. Dividends and other distributions, unless specified as exempt-interest dividends, are taxable whether they are received in cash or automatically invested in shares of the Fund or another fund in the INVESCO group.

         ^ Interest on certain "private activity bonds" issued after August 7, 1986, is an item of tax preference for purposes of the alternative minimum tax. The portion of exempt-interest dividends paid by the Tax-Exempt Fund that is attributable to such bonds would be an item of tax preference to a shareholder and may subject a shareholder^ to, or increase their liability under, the ^ alternative minimum tax.

         At the end of each year, information regarding the tax status of dividends and other distributions and the portion, if any, of distributions that is an item of tax preference is provided to shareholders.

         Individuals and other non-corporate shareholders may ^ be subject to backup withholding of 31% on dividends, capital gains and other distributions and redemption proceeds. You can avoid backup withholding on your account by ensuring that we have a correct, certified tax identification number, unless you are subject to backup withholding for other reasons.

         ^ We encourage you to consult a tax adviser with respect to these matters. For further information see "Tax Information" in the Statement of Additional Information. ^


Automatic Dividend Reinvestment Plan


         For the convenience of the shareholders and to permit shareholders to increase their shareholdings in ^ a Fund in which they have invested, the ^ Funds' transfer agent, INVESCO Funds Group, Inc.^ ("IFG"), is automatically appointed by the investors to receive all dividends of the respective Funds and to reinvest them on their payment dates in shares (or fractions thereof) of the respective Fund at the net asset value per share next determined after reinvestment.

         Shareholders may, however, elect not to participate or to terminate their participation at any time without penalty in the Automatic Dividend Reinvestment Plan by notifying ^ IFG in writing at the time of investment (for new investments), or at least 15 days prior to the desired date of termination (for existing participants). Shareholders may rejoin the plan by notifying ^ IFG in writing at least 15 days prior to the payment date on which such shareholder wishes to rejoin the plan.


         Upon termination of a shareholder's participation in the Automatic Dividend Reinvestment Plan, a check for the market value of any fractional interest will, at the request of the shareholder, be sent to the shareholder. All costs of the Automatic Dividend Reinvestment Plan, including those of registration under applicable securities laws, if any, will be borne by the Adviser.

                             HOW TO BUY FUND SHARES

         Shares of the Funds are sold at the net asset value per share next determined after the receipt of the investor's purchase order and payment in "good funds," as described below. No sales charge is imposed upon the purchase of shares.


         The minimum initial purchase of shares required by the Trust is $1,000,000. Subscribers will be given credit for amounts that they have invested in ^ either of the Funds. Subsequent purchases may be made in amounts of $100,000 or more. The ^ trustees, acting through the Distributor, reserve the right to reduce or to waive the minimum purchase requirements in certain cases -- such as investments involving investors which are affiliated with one another (such as separate employee benefit plans sponsored by the same employer or separate companies under common control, for example a parent company and its subsidiaries or two or more subsidiaries of the same parent company) or where additional investments are expected to be made on a regular basis in amounts sufficient to meet the minimum requirement within a reasonable period of time after the initial investment. The ^ trustees, acting through the Distributor, also reserve the right to reject any subscription in whole or in part for any reason at the time that the subscription is first received. The Trust offers its shares on a continuous basis^. However, the Trust may terminate the continuous offering of its shares at any time ^ at the discretion of the ^ trustees.

         Following receipt by ^ IFG of a proper purchase order and good funds ("good funds" means cashier's, certified, personal or federal funds check or wire transfer, as described below), the investor will be credited with the number of full and fractional shares of the stated Fund purchased with the subscription amount. Checks must be made payable to INVESCO Treasurer's Series

Trust, and must include the name of the desired Fund. Purchase orders^ for shares of the Funds should be forwarded to INVESCO Treasurer's Series Trust, P.O. Box 173710, Denver, Colorado 80217-3710. Orders sent by overnight courier, including Express Mail, should be sent to the street address, not Post Office Box, of INVESCO Funds Group, Inc., 7800 E. Union Avenue, Denver, Colorado 80237. A confirmation of the investment will be mailed to the investor.

         Additional purchase applications are available from the Distributor. Investors may call INVESCO ^ Distributors, Inc., for assistance in completing the required application and any other authorization forms. The toll free telephone number ^ is 1-800-525-8085. In Colorado, call 303-930-6300.


         Investors may also arrange to acquire shares through broker-dealers other than the Distributor. Such broker-dealers, who must be members of the NASD, may charge investors a reasonable handling fee. The services to be provided and the applicable fees are established by each broker-dealer acting independently from the Trust. Such broker-dealers have the responsibility of promptly transferring investors' purchase orders and funds to the Transfer Agent and custodian, respectively. Shares acquired through such broker-dealers will be purchased at the applicable Fund's net asset value per share next determined after the receipt by the Fund's transfer agent of a proper purchase order and good funds. Neither the Distributor nor the Trust receives any part of such handling fees when charged and such handling fees can be avoided by investing directly with the Trust through the Distributor.

Purchase by Wire


         Investors may purchase shares of the Funds by transmitting Federal funds by bank wire to United Missouri Bank of Kansas City, N.A., ABA Routing #1010-0069-5, Wire text: credit to account 9870287056, FBO INVESCO Funds for further credit to (Fund name, account # and $ amount), Treasurer's Money Market Reserve Fund UMB #740115001, or Treasurer's Tax-Exempt Reserve Fund UMB #740116009. Instructions for new accounts should specify INVESCO Treasurer's Series Trust, the name of the desired Fund and should include the name, address and IRS identification number, if applicable, of each person in whose name the shares are to be registered. Existing shareholders only need to specify INVESCO Treasurer's Series Trust, the name of the desired Fund and the appropriate account number. The required purchase application or additional shares purchase application should be forwarded to the Distributor (INVESCO ^ Distributors, Inc.). Federal funds transmitted by bank wire to the United Missouri Bank of Kansas City, N.A., and received prior to ^[4:00 p.m.] (New York time), become available to the Trust and are invested that day. Federal funds transmitted by bank wire and received after ^[4:00 p.m.] (New York time) will be available to and deemed received and invested by the Trust on the next business day. The Trust is not responsible for delays in any wire transmission.

Exchange ^ Policy

         Shareholders in either of the Funds may exchange shares of their respective Fund for shares of the other Fund. There is no charge for such exchanges. Investors should consider the difference in the investment objectives and portfolio compositions of the Funds, and should be aware that the exchange ^ policy may only be available in those states where exchanges may legally be made, which will require that the shares being acquired are registered for sale in the shareholder's state of residence.

         An exchange request may be given in writing or by telephone to the Transfer Agent, and must comply with the requirements for a redemption. (See "Redemption of Shares.") If the exchange request is in proper order, the exchange will be based on the respective net asset values of the shares involved which is next determined after the request is received. The exchange of shares of one of the Funds for shares of ^ the other Fund is treated for federal income tax purposes as a sale of the shares given in exchange and an investor (other than a tax-exempt investor) may, therefore, realize a taxable gain or loss. The privilege of exchanging Fund shares by telephone is available to shareholders automatically unless expressly declined. By signing the New Account Application, a Telephone Transaction Authorization Form or otherwise utilizing telephone exchange privileges, the investor has agreed that the Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The Trust employs procedures, which it believes are reasonable, designed to confirm that exchange instructions are genuine. These may include recording telephone instructions and providing written confirmations of exchange transactions. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions; provided, however, that if the Trust fails to follow these or other reasonable procedures, the Trust may be liable. The Trust reserves the right to modify or terminate the exchange ^ policy at any time.


Purchase by Telephone Orders


         The purchase of shares of the Funds can be expedited by placing telephone orders, subject to the minimum share purchase requirements currently in effect. Shares purchased through telephone orders will be issued at the next determined net asset value after receipt of an investor's telephone instructions. Since the Funds currently determine their net asset values at ^ 4:00 p.m. (New York time) each normal business day, investors placing telephone orders for Fund shares that are received prior to that time will have shares purchased for their account as of that day. Investors placing telephone orders that are received after that time will have Fund shares purchased for their accounts as of the next business day. All payments for telephone orders must be received by the Funds' custodian, the United Missouri Bank of Kansas City, N.A., in "federal funds" (defined as a federal funds check or wire transfer in proper form) by the close of business on the business day that shares are purchased for the investor's account or the order will be cancelled. In the event of such cancellation, the purchaser will be held responsible for any decline in the value of the shares. INVESCO ^ Distributors, Inc. has agreed to indemnify the Funds for any losses resulting from such cancellations.


                              REDEMPTION OF SHARES


         A shareholder wishing to redeem all or any portion of his or her shares may do so by giving notice of redemption directly to or through any registered securities dealer to the Distributor or to the Transfer Agent, in the manner set forth below. The redemption price is the net asset value per share next determined after the initial receipt by either the registered securities dealer, the Distributor or the Transfer Agent of proper notice of redemption. (See "How to Buy Fund Shares.") Each Fund seeks to maintain a constant net asset value of $1.00 per share (see "Computation of Net Asset Value"). Securities dealers have the responsibility of promptly transmitting such redemption notices to the Distributor or the Transfer Agent. Such securities dealers will only assist investors in redeeming their shares from the Funds, since no securities dealer is authorized to repurchase such shares on behalf of the Funds.


         If a shareholder holds certificates for the shares to be redeemed, these must simultaneously be surrendered, properly endorsed with signature(s) guaranteed by a member firm of a domestic stock exchange, a U.S. commercial bank, a foreign correspondent of a U.S. commercial bank, or a trust company, and the certificates must be forwarded to INVESCO Treasurer's Series Trust, P.O. Box 173710, Denver, Colorado 80217-3710. Redemption requests sent by overnight courier, including Express Mail, should be sent to the street address, not Post Office Box, of INVESCO Funds Group, Inc., 7800 E. Union Avenue, Denver, Colorado 80237. The signature on any request for redemption of shares not represented by certificates, or on any stock power in lieu thereof, must be similarly guaranteed. In each case, the signature or signatures must correspond to the name or names in which the account is registered. The signature guarantee is to prevent fraud and is for the protection of the investor as a shareholder.

         Shareholders should be advised that if notice of redemption is received without information thereon sufficient to determine the applicable Fund or the value or number of shares involved, no redemption will be effected until such information becomes available.

         If a redemption request is received by [4:00 p.m.] (New York time), proceeds will normally be wired that day, if requested by the shareholder, but no dividend will be earned on the redeemed shares on that day. Proceeds of redemption requests received after [4:00 p.m.] (New York time) will be based on the net asset value next determined (which is 4:00 p.m. of the next day that net asset value per share is determined), will normally be sent on the day such net asset value per share is determined, but in any event within 7 days, and will not earn a dividend for that day. Although each Fund attempts to maintain a constant net asset value per share of $1.00, the value of shares of a Fund on redemption may be more or less than the shareholder's cost, depending upon the value of the Fund's assets at the time.

Redemption by Check


         Shareholders in the Funds may redeem shares by check in an amount not less than $100,000. At the shareholder's request, the ^ Funds' custodian, on behalf of the Funds, will provide the shareholder with checks drawn on the account maintained for that purpose ^ by the custodian. These checks can be made payable to the order of any person and the payee of the check may cash or deposit the check in the same manner as any check drawn on a bank. When such a check is presented for payment, the applicable Fund will redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. Shareholders earn dividends on the amounts being redeemed by check until such time as such check clears the bank. If the amount of the check is greater than the value of the shares held in the shareholder's account, the check will be returned, and the shareholder may be subject to extra charges (presently estimated to be approximately $15.00 per returned check). The Funds and the custodian each reserves the right at any time to suspend the procedure permitting redemption by check.


Redemption by Telephone


         Shareholders of the ^ Funds may elect to redeem shares of the ^ Funds by telephone. Such redemptions are effected by calling the Distributor at ^ 303-930-6300 in Colorado or 800-^ 525-8085, outside of ^ Colorado. The proceeds from a redemption by telephone will be promptly ^ forwarded according to the shareholder's instructions. In electing to use the telephone redemption, the investor authorizes the Distributor to act on telephone instructions from any person representing himself or herself to be the investor, and whom the Distributor reasonably believes to be genuine. The Distributor's and Transfer Agent's records of such instructions are binding. By signing the new account Application, a Telephone Transaction Authorization Form, or otherwise utilizing telephone exchange privileges, the investor has agreed that the Funds, ^ IDI, and their affiliates will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. The Funds employ procedures, which they believe are reasonable, designed to confirm that telephone instructions are genuine. These may include recording telephone instructions and providing written confirmation of transactions initiated by telephone. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions; provided, however, that if a Fund fails to follow these or other reasonable procedures, the Fund may be liable. The proceeds of shares redeemed by telephone must be in an amount not less than $100,000. Investors should be aware that a telephone redemption may be difficult to implement during periods of drastic economic or market changes. Should redeeming shareholders be unable to implement a telephone redemption during such periods, or at any other time, they may give appropriate notice of redemption to the ^ Distributor by mail. The Trust reserves the right to modify or terminate the telephone redemption privilege at any time.


General


         ^ The date of payment for redeemed shares may be postponed, or the Trust's obligation to redeem its shares may be suspended (1) for any period during which trading on the New York Stock Exchange is restricted (as determined by the SEC), (2) for any period during which an emergency exists (as determined by the SEC) which makes it impracticable for the Trust to dispose of its securities or to determine the value of a Fund's net assets, or (3) for such other periods as the SEC may, by order, permit for the protection of shareholders.

         If the ^ trustees determine that it is in the best interest of a Fund, a Fund has the right to redeem upon prior written notice, at the then current net asset value per share, all shareholder accounts which have dropped below a minimum level ($500,000 or less) as a result of redemption of such Fund's shares (but not as a result of any reduction in market value of such shares). An investor will have 60 days to increase the shares in his or her account to the minimum level in order to avoid any such involuntary redemption.


                               SHAREHOLDER REPORTS

         The Trust will issue to each of a Fund's shareholders semiannual and annual reports containing the Fund's financial statements, including selected per share data and ratios and a schedule of each Fund's portfolio securities.

         The federal income tax status of shareholder distributions will also be reported to shareholders after the end of each year.


         Shareholders having any questions concerning the Trust or any of the Funds may call the Distributor. Outside of ^ Colorado, the toll-free telephone number is 1-800-^ 525-8085. In Colorado, the telephone number is ^ 303-930-6300.


                                  MISCELLANEOUS

         As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings of shareholders for action by shareholder vote may be called for purposes such as electing or removing trustees, changing fundamental policies, approving an advisory contract or as may be requested in writing by the holders of at least 10% of the outstanding shares of ^ a Fund or as may be required by applicable law or the Trust's Declaration of Trust. Additionally, the Trust will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940 ^ (the "1940 Act"). Each Trust shareholder receives one vote for each share owned.


         United Missouri Bank of Kansas City, N.A. is the custodian of the portfolio securities and cash of the Funds. The custodian may use the services of foreign sub-custodians. Such foreign sub-custodians will be selected in accordance with the provisions of Rule 17f-5 (or any successor rule) promulgated under the 1940 Act.


         The Transfer Agent will maintain each shareholder's account, as to each Fund, and furnish the shareholder with written information concerning all transactions in the account, including information needed for tax records. The Trust has the right to appoint a successor Transfer Agent. ^ IFG also serves as the Dividend Disbursement and Reinvestment Agent and Redemption Agent of the Funds. ^ IFG does not perform any investment management functions for the Trust, but performs certain administrative services on its behalf pursuant to an Administrative Service Agreement (see information below). The Adviser pays the Transfer Agent an annual fee of $50.00 per shareholder account, per Fund, with a minimum annual fee of $5,000 per Fund. For the fiscal years ended December 31, 1997, 1996, and 1995, ^ the Trust's Funds paid no transfer agency fees to ^ IFG, as those expenses were absorbed and paid by the Adviser, pursuant to its Advisory Agreement with the Trust. The principal address of ^ IFG is 7800 East Union Avenue, Denver, Colorado 80237.

         The Declaration of Trust pursuant to which the Trust is organized contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each instrument entered into or executed by the Trust. The Declaration of Trust also provides for indemnification out of the Trust's property for any shareholder held personally liable for any Trust obligation. Thus, the risk of a shareholder being personally liable ^ for obligations of the Trust is limited to the unlikely circumstance in which the Trust itself would be unable to meet its obligations.

         The Trust has entered into an Administrative Services Agreement (the "Administrative Agreement"), dated as of February 28, 1997, with ^ IFG, which was approved by the Trust's ^ board of ^ trustees, including all of the independent trustees, on November 6, 1996. Pursuant to the Administrative Agreement, ^ IFG will perform certain administrative and internal accounting services, including, without limitation, maintaining general ledger and capital stock accounts, preparing a daily trial balance, calculating net asset value daily, and providing selected general ledger reports. For such services, the Adviser pays ^ IFG a fee consisting of a base fee of $10,000 per year, per Fund, plus an additional incremental fee per Fund computed at an annual rate of

0.015% per annum of the net asset value of the applicable Fund. For the fiscal year ended December 31, ^ 1997, the Funds paid no administrative services fees to ^ IFG, as those expenses were absorbed and paid by the Adviser, pursuant to its Advisory Agreement with the Trust.


         This Prospectus omits certain information contained in the registration statement which the Trust has filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940, and reference is made to that registration statement and to the exhibits thereto for further information with respect to the Trust and the shares offered hereby. Copies of such registration statement, including exhibits, may be obtained from the Commission's principal office at Washington, D.C., upon payment of the fee prescribed by the Commission.


                                 LEGAL ^ COUNSEL

         ^ The firm of Kirkpatrick & Lockhart LLP, ^ Washington, D.C. is legal counsel for the Trust. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell, Denver, Colorado, acts as special counsel to the Trust.

                                   APPENDIX A

         Some of the terms used in the Prospectus and Statement of Additional Information are described below.

         Bank obligations include certificates of deposit which are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated interest rate.

         Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

         Bond  Anticipation   Notes  normally  are  issued  to  provide  interim
financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the Notes.

         Bonds: Municipal Bonds may be issued to raise money for various public purposes -- like constructing public facilities and making loans to public institutions. Certain types of municipal bonds, such as certain project notes, are backed by the full faith and credit of the United States. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are backed by the net revenues derived from a particular facility or group of facilities of a municipality or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user and therefore investments in these bonds have more potential risk. Although nominally issued by municipal authorities, industrial development revenue bonds are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user.

         Commercial paper consists of short-term (usually one to 180 days) unsecured promissory notes issued by corporations in order to finance their current operations.

         Corporate debt obligations are bonds and notes issued by corporations and other business organizations, including business trusts, in order to finance their long-term credit needs.

         Money Market refers to the marketplace composed of the financial institutions which handle the purchase and sale of liquid, short-term, high-grade debt instruments. The money market is not a single entity, but consists of numerous separate markets, each of which deals in a different type of short-term debt instrument. These include U.S. government securities, commercial paper, certificates of deposit and bankers' acceptances, which are generally referred to as money market instruments.

         Portfolio Securities Loans: The Trust, on behalf of each of the Funds, may lend limited amounts of its portfolio securities (not to exceed 20% of a particular Fund's total assets) to broker-dealers or other institutional investors. Management of the Trust understands that it is the current view of the staff of the SEC that the Funds are permitted to engage in loan transactions only if the following conditions are met: (1) the applicable Fund must receive 100% collateral in the form of cash or cash equivalents, e.g., U.S. Treasury bills or notes, from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities (determined on a daily basis) rises above the level of the collateral; (3) the Trust must be able to terminate the loan after notice; (4) the applicable Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and any increase in market value; (5) the applicable Fund may pay only reasonable custodian fees in connection with the loan; (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the investment occurs, the Trust must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Trust to vote proxies. Excluding items (1) and (2), these practices may be amended from time to time as regulatory provisions permit.

         Repurchase Agreements: A repurchase agreement is a transaction in which a Fund purchases a security and simultaneously commits to sell the security to the seller at an agreed upon price and date (usually not more than seven days) after the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund's risk is limited to the ability of the seller to pay the agreed upon amount on the delivery date. In the opinion of management this risk is not material; if the seller defaults, the underlying security constitutes collateral for the seller's obligations to pay. This collateral will be held by the custodian for the Trust's assets. However, in the absence of compelling legal precedents in this area, there can be no assurance that the Trust will be able to maintain its rights to such collateral upon default of the issuer of the repurchase agreement. To the extent that the proceeds from a sale upon a default in the obligation to repurchase are less than the repurchase price, the particular Fund would suffer a loss.

         Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

         Reverse Repurchase Agreements are transactions where a Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. The use of reverse repurchase agreements will create leverage, which is speculative. Reverse repurchase agreements are borrowings subject to the Funds' investment restrictions applicable to that activity. The Trust will enter into reverse repurchase agreements solely for the purpose of obtaining funds necessary for meeting redemption requests. The proceeds received from a reverse repurchase agreement will not be used to purchase securities for investment purposes.

         Short-Term Discount Notes (tax-exempt commercial paper) are promissory notes issued by municipalities to supplement their cash flow. The ratings A-1 and P-1 are the highest commercial paper ratings assigned by S&P and Moody's, respectively.

         Tax Anticipation Notes are to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes.

         Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Funds will not benefit from insurance from the Federal Deposit Insurance Corporation.


         U.S. government securities are debt securities (including bills, notes, and bonds) issued by the U.S. Treasury or issued by an agency or instrumentality of the U.S. ^ government which is established under the authority of an Act of Congress. Such agencies or instrumentalities include, but are not limited to, ^ Fannie Mae, Ginnie Mae (also known as Government National Mortgage Association), the Federal Farm Credit Bank, and the Federal Home Loan ^ Banks. Although all obligations of agencies, authorities and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations may be backed directly or indirectly by the U.S. government. This support can range from the backing of the full faith and credit of the United States to U.S. Treasury guarantees, or to the backing solely of the issuing instrumentality itself. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

Ratings of Municipal and Corporate Debt Obligations


         The four highest ratings of Moody's and ^ S&P for municipal and corporate debt obligations are Aaa, Aa, A and Baa and AAA, AA, A and BBB, respectively.


         Moody's. The characteristics of these debt obligations rated by Moody's are generally as follows:

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies the numerical modifiers 1, 2 and 3 to the Aa rating classification. The modifier 1 indicates a ranking for the security in the higher end of this rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of this rating category.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds  which  are  rated  Baa are  considered  as  medium  grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the difference between short-term credit and long-term credit. A short-term rating may also be assigned on an issue having a demand feature. Such ratings are designated as VMIG. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon demand rather than fixed maturity dates and payment relying on external liquidity.

         MIG 1/VMIG 1 -- Notes and loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

         MIG 2/VMIG 2 -- Notes and loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

         S&P. The characteristics of these debt obligations rated by S&P are generally as follows:

         AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         S&P ratings for short-term notes are as follows:

         SP-1 -- Very strong capacity to pay principal and interest.

         SP-2 -- Satisfactory capacity to pay principal and interest.

         SP-3 -- Speculative capacity to pay principal and interest.

         A debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

Ratings of Commercial Paper

         Description of Moody's commercial paper ratings. Among the factors considered by Moody's Investors Services, Inc. in assigning commercial paper ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of the risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in strength and weakness in respect to these criteria would establish a rating of one of three classifications; P-1 (Highest Quality), P-2 (Higher Quality) or P-3 (High Quality).


         Description of ^ S&P commercial paper ratings. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

The "A" categories are as follows:

         A -- Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

                  A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.

                  A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

                  A-3 -- Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Investment Adviser
INVESCO Capital Management, Inc.



Distributor
INVESCO ^ Distributors, Inc.



Transfer Agent
INVESCO Funds Group, Inc.


Custodian
United Missouri Bank of Kansas City, N.A.


Independent Accountants
Price Waterhouse LLP
Denver, Colorado

                                   PROSPECTUS



                        INVESCO TREASURER'S SERIES TRUST
                  INVESCO TREASURER'S MONEY MARKET RESERVE FUND
                   INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND




                                  May 1, ^ 1998

                        INVESCO TREASURER'S SERIES TRUST
                  INVESCO TREASURER'S MONEY MARKET RESERVE FUND
                   INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND
                             7800 East Union Avenue
                             Denver, Colorado 80237

                            Telephone: ^ 303/930-6300
                                 ^ 800/525-8085

INVESCO Treasurer's Series Trust (the "Trust") is an open-end management investment company presently consisting of four separate funds, each of which represents a separate portfolio of investments. This Statement of Additional Information relates to the INVESCO Treasurer's Money Market Reserve Fund (the "Money Fund") and INVESCO Treasurer's Tax-Exempt Reserve Fund (the "Tax-Exempt Fund") (the "Funds"), two portfolios which are designed especially for treasurers and financial officers of corporations, financial institutions and fiduciary accounts. This Statement of Additional Information describes the operations of each of the Funds. Each of the Funds has separate investment objectives and investment policies.


                        INVESCO CAPITAL MANAGEMENT, INC.
                               Investment Adviser


                          INVESCO ^ DISTRIBUTORS, INC.

                                   Distributor


                       STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information is not a Prospectus but should be read in conjunction with the Funds' current Prospectus (dated May 1, ^ 1998). Please retain this Statement of Additional Information for future reference. The Prospectus is available from INVESCO ^ Distributors, Inc., Post Office Box 173706, Denver,
Colorado 80217-3706.

                                  ^ May 1, 1998

                                TABLE OF CONTENTS

                                                                            Page

INVESTMENT OBJECTIVES AND POLICIES............................................45

OFFICERS AND TRUSTEES.........................................................47

THE ADVISORY AGREEMENT........................................................50

THE DISTRIBUTOR...............................................................53

TAX INFORMATION...............................................................53

BROKERAGE AND PORTFOLIO TRANSACTIONS..........................................55

CALCULATION OF YIELD..........................................................56

MISCELLANEOUS.................................................................57

                       INVESTMENT OBJECTIVES AND POLICIES

         Reference is made to "Investment Objectives and Policies" in the Prospectus for a discussion of the investment objectives and policies of the Funds. In addition, set forth below is certain further information relating to the Tax-Exempt Fund.

Tax-Exempt Fund


         In order to enhance the liquidity, stability or quality of a municipal obligation, the Tax-Exempt Fund may acquire a right to sell the obligation to another party at a guaranteed price approximating par value, either on demand or at specified intervals. The right to sell may form part of the obligation or be acquired separately by the ^ Fund. These rights may be referred to as demand features, standby commitments or puts, depending on their characteristics (collectively referred to as "Standby Commitments"), and may involve letters of credit or other credit support arrangements supplied by domestic or foreign banks supporting the other party's ability to purchase the obligation from the ^ Fund. In considering whether an obligation meets the ^ Fund's quality standards, the Fund may look to the creditworthiness of the party providing the right to sell or to the quality of the obligation itself.

         ^ As to seventy-five percent of its net assets, the Tax-Exempt Fund may ^ not invest more than five percent of its net assets in securities subject to conditional puts from, or securities directly issued by, the same institution. Rule 5b-2 of the Investment Company Act of 1940^ (the "1940 Act") provides that a guarantee of a security issued by a guarantor is not a security issued by such guarantor provided that the value of all securities issued or guaranteed by the guarantor, and owned by a Fund, does not exceed 10% of the total assets of the Fund. Investments in securities with the same guarantor which exceed 10% of a Fund's total assets are included for purposes of Rule 5b-2 diversification. The Tax-Exempt Fund will acquire standby commitments solely to facilitate portfolio liquidity and does not intend to exercise such rights for trading purposes. In considering whether an obligation meets the Tax-Exempt Fund's quality standards, the Fund may look to the creditworthiness of the party permitting the valuation of the underlying obligation. (See the "Computation of Net Asset Value" section of this prospectus). These guidelines only apply immediately after the acquisition of a security. For additional information concerning these rights, see Statement of Additional Information under "Investment Objectives and Policies."

         Standby Commitments acquired by the ^ Fund will have the following features: (1) they will be in writing and will be physically held by the Fund's custodian; (2) the Fund's rights to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Adviser's opinion present a minimal risk of default; (4) although Standby Commitments will not be transferable, municipal obligations purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be (i) the Fund's acquisition cost (excluding the cost, if any, of the Standby Commitment) of the municipal obligations which are subject to the commitment (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date.


         The Trust, on behalf of the ^ Fund, expects that Standby Commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the ^ Fund will pay for Standby Commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments.

         It is difficult to evaluate the likelihood of use or the potential benefit of a Standby Commitment. Therefore, it is expected that the Trustees of the Trust will determine that Standby Commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. When the ^ Fund has paid for a Standby Commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

         Management of the Trust understands that the Internal Revenue Service (the "Service") has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of such company and may be distributed to shareholders as exempt-interest dividends. The Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. The ^ Fund intends to take the position that it is the owner of any municipal obligations acquired subject to a Standby Commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that Standby Commitments will be available to the Fund nor has the Fund assumed that such commitments would continue to be available under all market conditions.

                             OFFICERS AND TRUSTEES


         Listed below are the Trustees and executive officers of the Trust, together with their principal occupations during the past five years. Each person whose name and title is followed by an asterisk is an "interested person" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act").


     CHARLES W. BRADY,*+** Chairman of the Board of Trustees. Chief Executive Officer and Director of ^ AMVESCAP PLC, London, England, and of various subsidiaries thereof. ^ Address: 1315 Peachtree Street, N.E. Atlanta, Georgia 30309. Born: May 11, 1935.



     FRED A. DEERING,+# Vice Chairman of the Board of Trustees. ^ Formerly, Chairman of the Executive Committee and Chairman of the Board of Security Life of Denver Insurance Company, Denver, Colorado ^. Trustee of INVESCO Global Health Sciences Fund. Director of ING America Life Insurance Company, Urbaine Life Insurance Company and Midwestern United Life Insurance Company. ^ Address:
Security Life Center, 1290 Broadway, Denver, Colorado 0203. Born: January 12, 1928.


     VICTOR L. ANDREWS, ** Trustee. Professor Emeritus, Chairman Emeritus and Chairman of the CFO Roundtable of the Department of Finance at Georgia State University, Atlanta, Georgia; President, Andrews Financial Associates, Inc. (consulting firm); formerly, member of the faculties of the Harvard Business School and the Sloan School of Management of MIT^. Dr. Andrews is also a director of The Southeastern Thrift and Bank Fund, Inc. and The Sheffield Funds, Inc. Address: 4625 Jettridge Drive, Atlanta, Georgia 30303-3083. Born: June 23, 1930.


     BOB R. BAKER,+** Trustee. President and Chief Executive Officer of AMC Cancer Research Center, Denver, Colorado, since January 1989; until mid-December 1988, Vice Chairman of the Board of First Columbia Financial Corporation (a financial institution), Englewood, Colorado. Formerly, Chairman of the Board and Chief Executive Officer of First Columbia Financial Corporation. ^ Address: 1775 Sherman Street, #1000, Denver, Colorado 80203. Born: August 7, 1936.



     LAWRENCE H. BUDNER,# Trustee. Trust Consultant; prior to June 30, 1987, Senior Vice President and Senior Trust Officer of InterFirst Bank, Dallas, Texas. ^ Address: 7608 Glen Albens Circle, Dallas, Texas 75225. Born: July 25, 1930.

     DANIEL D. CHABRIS,+# Trustee. Financial Consultant; Assistant Treasurer of Colt Industries Inc., New York, New York, from 1966 to 1988. ^ Address: 19 Kingsbridge Way, Madison, Connecticut. Born: August 1, 1923.

     WENDY L. GRAMM, Ph.D.,** Trustee. Self-employed (since 1993); Professor of Economics and Public Administration, University of Texas at Arlington. Formerly, Chairman, Commodity Futures Trading Commission from 1988 to 1993, administrator for Information and Regulatory Affairs at the Office of Management and Budget from 1985 to 1988, Executive Director of the Presidential Task Force on Regulatory Relief and Director of the Federal Trade Commission's Bureau of
Economics. Dr. Gramm is also a director of the Chicago Mercantile Exchange, Enron Corporation, IBP, Inc., State Farm Insurance Company, State Farm Life Insurance Company, Independent Women's Forum, International Republic Institute, and the Republican Women's Federal Forum. Dr. Gramm is also a member of the Board of Visitors, College of Business Administration, University of Iowa, and a member of the Board of Visitors, Center for Study of Public Choice, George Mason University. Address: 4201 Yuma Street, N.W., Washington, D.C. Born: January 10, 1945.

     HUBERT L. HARRIS, JR.,* Trustee. Chairman (since May 1996) and President (January 1990 to April 1996) of INVESCO Services, Inc. ^ Chief Executive Officer of INVESCO Individual Services Group. Chairman of the Board ^, Chief Executive Officer and Trustee of INVESCO Global Health Sciences Fund. Member of the Executive Committee of the Alumni Board of Trustees of Georgia Institute of Technology. Address: 1315 Peachtree Street, N.E., Atlanta, Georgia. Born: July 15, 1943.

     KENNETH T. KING,^+# Trustee. Formerly, Chairman of the Board of The Capitol Life Insurance Company, Providence Washington Insurance Company, and Director of numerous subsidiaries thereof in the U.S. Formerly, Chairman of the Board of The Providence Capitol Companies in the United Kingdom and Guernsey. Chairman of the Board of the Symbion Corporation (a high technology company) until 1987. ^
Address: 4080 North Circulo Manzanillo, Tucson, Arizona 85715. Born: November 16, 1925.

     JOHN W. ^ MCINTYRE,# Trustee. Retired. Formerly, Vice Chairman of the Board of Directors of The Citizens and Southern Corporation and Chairman of the Board and Chief Executive Officer of The Citizens and Southern Georgia Corp. and
Citizens and Southern National Bank. Director of Golden Poultry Co., Inc. Trustee of ^ INVESCO Global Health Sciences Fund and Gables Residential Trust. ^
Address: 7 Piedmont Center, Suite 100, Atlanta, GA. Born: September 14, 1930.



     ^ LARRY SOLL, Ph.D.,** Trustee. Retired. Formerly, Chairman of the Board (1987 to 1994), Chief Executive Officer (1982 to 1989 and 1993 to 1994) and President (1982 to 1989) of Synergen Corp. Director of Synergen since its incorporation in 1982. Director of ISI Pharmaceuticals, Inc. Trustee of INVESCO Global Health Sciences Fund. Address: 345 Poorman Road, Boulder, Colorado. Born:
April 26, 1942.

     Messrs. Brady and Deering are Chairman and Vice Chairman of the Board, respectively, and Messrs. Andrews, Baker, Budner, Chabris, Harris, King and McIntyre and Drs. Gramm and Soll are directors or trustees of the following investment companies: INVESCO ^ Capital Appreciation Funds, Inc. (formerly,
INVESCO  Dynamics  Fund,  Inc.),  INVESCO  Diversified   Funds,  Inc.^,  INVESCO

Emerging Opportunity Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Specialty Funds, Inc., INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc., INVESCO Value Trust, and INVESCO Variable Investment Funds, Inc.

         +Member of the executive committee of the Trust. On occasion, the executive committee acts upon the current and ordinary business of the Trust between meetings of the board of trustees. Except for certain powers which, under applicable law, may only be exercised by the full board of trustees, the executive committee may exercise all powers and authority of the board of trustees in the management of the business of the Trust. All decisions are subsequently submitted for ratification by the board of trustees.

         #Member of the audit committee of the Trust.

         *These trustees are "interested persons" of the Trust as defined in the Investment Company Act of 1940.

         **Member of the management liaison committee of the Trust.


         The Adviser, on behalf of the Funds, has agreed to pay each of the disinterested Trustees a regular annual fee of $1,000 per year per Fund plus a pro-rata share of the remainder of the retainer, plus the Funds' pro-rata share of a ^ $12,000 annual meeting fee for attending regular quarterly Trustees' meetings.

         ^ Messrs. Brady and Harris, as "interested persons" of the Trust and of the other funds in the INVESCO Complex, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any trustee's fees or other compensation from the Trust or the other funds in the INVESCO Complex for their service as directors.

         The boards of directors/trustees of the mutual funds managed by INVESCO Funds Group, Inc.^ and the Trust adopted a Defined Benefit Deferred Compensation Plan for the non-interested directors and trustees of the funds. Under this plan, each director or trustee who is not an interested person of the funds (as defined in the 1940 Act) and who has served for at least five years (a "qualified director") is entitled to receive, upon retiring from the boards at the mandatory retirement age of 72 (or the retirement age of 73 to 74, if the retirement date is extended by the board for one or two years, but less than three years), continuation of payments for one year (the "first year retirement benefit") of the annual basic retainer payable by the funds to the qualified director at the time of his or her retirement or disability (the "basic retainer"). Commencing with any such director's second year of retirement, and commencing with the first year of retirement of a director whose retirement has been extended by the board for three years, a qualified director shall receive quarterly payments at an annual rate equal to 40% of the basic retainer. These payments will continue for the remainder of the qualified director's life or ten years, whichever is longer (the "reduced retainer payments"). If a qualified director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the first year retirement benefit and the reduced retainer payments will be made to him or her or to his or her beneficiary or estate. If a qualified director becomes disabled or dies either prior to age 72 or during his or her 74th year while still a director of the funds, the director will not be entitled to receive the first year retirement benefit; however, the reduced retainer payments will be made to his or her beneficiary or estate. The plan is administered by a committee of three directors who are also participants in the plan and one director who is not a plan participant. The cost of the plan will be allocated among the INVESCO^ and Treasurer's Series funds in a manner determined to be fair and equitable by the committee. The Trust is not making any payments to directors under the plan as of the date of this Statement of Additional Information. The Trust has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

         The Trust has an audit committee ^ that is comprised of four of the trustees who are not interested persons of the Trust. The committee meets periodically with the Trust's independent accountants and officers to review accounting principles used by the Trust, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.


         The Trust also has a management liaison committee which meets quarterly with various management personnel of the Adviser in order (a) to facilitate better understanding of management and operations of the Trust, and (b) to review legal and operational matters which have been assigned to the committee by the board of trustees, in furtherance of the board of trustees' overall duty of supervision.

                             THE ADVISORY AGREEMENT

         The investment adviser to the Trust is INVESCO Capital Management, Inc., a Delaware corporation ("ICM" or the "Adviser"), which has its principal office at 1315 Peachtree Street, N.E., Suite 300, Atlanta, Georgia 30309. The Adviser also has an advisory office in Coral Gables, Florida and a marketing and client service office in San Francisco, California.


         ICM is an indirect, wholly-owned subsidiary of ^ AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO PLC changed its name to AMVESCO PLC on March 3, 1997 and to AMVESCAP PLC on May 8, 1997, as part of a merger between a direct subsidiary of INVESCO PLC and A I M Management Group Inc., ^ that created one of the largest independent investment management businesses in the world with approximately ^ $192.2 billion in assets under management. ^ INVESCO Capital Management, Inc. of Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds. INVESCO Capital Management, Inc. is the sole shareholder of INVESCO Services, Inc., a registered broker-dealer whose primary business is the distribution of shares of two registered investment companies. AMVESCAP PLC's other North American subsidiaries include the following:

     --INVESCO Funds Group, Inc. of Denver, Colorado, serves as an investment adviser to INVESCO Capital Appreciation Funds, Inc. (formerly, INVESCO Dynamics Fund, Inc.), INVESCO Diversified Funds, Inc., INVESCO ^ Emerging Opportunity Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Specialty Funds, Inc., INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc., INVESCO Value Trust, and INVESCO Variable Investment Funds, Inc.^


     --INVESCO  Management & Research,  Inc. (formerly Gardner and Preston Moss,
Inc.)  of  Boston,  Massachusetts,   primarily  manages  pension  and  endowment
accounts.

     --PRIMCO Capital Management, Inc. of Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of Section 401(k) retirement plans.


     --INVESCO Realty Advisors of Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for ^ AMVESCAP PLC's clients worldwide. Clients include corporate plans, public pension funds as well as endowment and foundation accounts.


     --A I M Advisors, Inc. of Houston, Texas provides investment advisory and administrative services for retail and institutional mutual funds.

         --A I M Capital Management, Inc. of Houston, Texas provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-advisor to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of variable insurance companies.

     --A I M Distributors, Inc. and Fund Management Company of Houston, Texas are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.


     The corporate headquarters of ^ AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M 4YR, England.

         As indicated in the Prospectus, ICM permits investment and other personnel to purchase and sell securities for their own accounts in accordance with a compliance policy governing personal investing by directors, officers and employees of ICM and its North American affiliates. The policy requires officers, inside directors, investment and other personnel of ICM and its North American affiliates to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for trading authority will be denied if, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account including the Funds.

         In addition to the pre-clearance requirement described above, the policy subjects officers, inside directors, investment and other personnel of ICM and its North American affiliates to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The provisions of this policy are administered by and subject to exceptions authorized by ICM.

         Under its Investment Advisory Agreement dated as of February 28, 1997 (the "Agreement") with the Trust, the Adviser will, subject to the supervision of the Trustees and in conformance with the stated policies of the Trust and of the Funds, manage the investment operations and portfolios of the Funds. In this regard, it will be the responsibility of the Adviser not only to make investment decisions for the Funds, but also to place the purchase and sale orders for the portfolio transactions of the Funds. (See "Brokerage and Portfolio Transactions.") The Adviser is also responsible for furnishing to the Trust, at the Adviser's expense, the services of persons believed to be competent to perform all executive and other administrative functions required by the Trust to conduct its business effectively, as well as the offices, equipment and other facilities necessary for its operations. Such functions include the maintenance of the Trust's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

         Under the Agreement, the Adviser is responsible for the payment of all of the Funds' expenses, other than payment of advisory fees, taxes, interest and brokerage commissions, if any. The expenses to be borne by the Adviser include, without limitation, organizational expenses, compensation of its officers and employees and expenses of its trustees, legal and auditing expenses, the fees and expenses of the Funds' custodian and transfer agent, and the expenses of printing and mailing reports and notices to shareholders. For the services to be rendered and the expenses to be assumed by the Adviser under the Agreement, the Trust will pay to the Adviser an advisory fee which will be computed daily and paid as of the last day of each month on the basis of each Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Funds. (See "Computation of Net Asset Value.") On an annual basis, the advisory fee paid by each Fund is equal to 0.25% of the Fund's average net asset value.

         The Agreement was approved by the shareholders of each Fund on January 31, 1997. The Agreement will continue in effect from year to year provided such continuance is specifically approved at least annually (i) by the vote of a majority of each Fund's outstanding voting securities (as defined in the first paragraph under "Investment Restrictions" in the Prospectus) or by the Trustees of the Trust and (ii) by the vote of a majority of the Trustees of the Trust who are not "interested persons" (as such term is defined by the 1940 Act) of the Trust or the Adviser. The Agreement is terminable on 60 days' written notice by either party thereto and will terminate automatically if assigned.

         The investment advisory services of the Adviser to the Trust are not exclusive and the Adviser is free to render investment advisory services to others, including other investment companies.


         For the fiscal year ended December 31, 1997, the Trust paid the Adviser an advisory fee of $306,899, of which $257,218 was allocated to the Money Fund and $49,681 was allocated to the Tax-Exempt Fund, representing 0.25% of each Fund's average net assets. For the fiscal year ended December 31, 1996, the Trust paid the Adviser an advisory fee of $396,023, of which $337,832 was allocated to the Money Fund, and $58,191 was allocated to the Tax-Exempt Fund, representing 0.25% of ^ each Fund's average net assets. For the fiscal year ended December 31, 1995, the Trust paid the Adviser an advisory fee of $393,030, of which $339,497 was allocated to the Money Fund, and $53,533 was allocated to the Tax-Exempt Fund,^ representing 0.25% of each of the Fund's net assets.


                                 THE DISTRIBUTOR


         ^ Prior to September 30, 1997, INVESCO Funds Group, Inc. ("IFG") served as the principal underwriter ^ and distributor of shares of the Funds. Effective September 30, 1997, INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a Delaware corporation, serves as the principal underwriter and distributor of shares of the Funds. The Distributor is a wholly-owned subsidiary of IFG, an indirect wholly-owned subsidiary of AMVESCAP PLC. The Distributor's principal office is located at ^ 7800 East Union Avenue, Denver, Colorado 80237.


                                 TAX INFORMATION

Federal Taxes


         ^ The Funds intend to distribute to shareholders all of their net investment income and net capital gains, if any. Distribution of substantially all net investment income to shareholders allows each Fund to maintain its tax status as a regulated investment company^. Due to their tax status as regulated investment companies, the Funds do not expect to pay any federal income or excise taxes.

         The Tax-Exempt Fund intends to qualify to pay "exempt-interest dividends" to its shareholders. The Fund will so qualify if at least 50% of its total assets are invested in municipal securities at the close of each quarter of the ^ company's fiscal year. The exempt-interest portion of the income dividend which is payable monthly may be based on the ratio of a Fund's tax-exempt income to taxable income for the entire taxable year. In such case, the ratio would be determined and reported to shareholders after the close of each taxable year. Thus, the exempt-interest portion of any particular dividend may be based upon the tax-exempt portion of all distributions for the taxable year rather than upon the tax-exempt portion of that particular dividend. Exemption of exempt-interest dividends for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Although these dividends generally may be subject to state and local income taxes, the laws of the several states and local taxing authorities vary with respect to the taxation of exempt-interest dividends, taxable dividends and other distributions.

         ^ A corporation includes exempt-interest dividends in ^ calculating its alternative taxable income in situations where the adjusted current earnings of the corporation exceeds its alternative minimum taxable income.

         Any loss realized on the redemption of shares in the Funds that have been held by the shareholder for six months or less is not deductible to the extent of the amount of any exempt-interest dividends ^ paid with respect to such shares and the balance of the loss is treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

         Entities or persons who are ^ "substantial users^ " (or persons related to ^ "substantial users") of facilities financed by private activity bonds ^ or industrial development bonds ^ should consult their tax advisers before purchasing shares of the Tax-Exempt Fund because, for users of certain of these facilities, the interest on such bonds is not exempt from federal income tax. For these purposes, the term ^ "substantial user^ " is defined generally to include a ^ "non-exempt person^ " who regularly uses in trade or business a part of a facility financed from the proceeds of ^ such bonds.

         If the Tax-Exempt Fund invests in any instruments that generate taxable income, ^ distributions of the interest earned thereon will generally be taxable to its shareholders as ordinary income ^. In addition, if the Fund realizes capital ^ gains as a result of market transactions, any distribution of that gain will be taxable to its shareholders.

         ^ The Trust expects^ to maintain a constant $1.00 per share net asset value^. However, the Trust cannot guarantee that such a net asset value will be maintained. Accordingly, a shareholder may realize a capital gain or loss upon redemption of shares of a Fund equal to the difference between the redemption price received by the investor and the adjusted basis of the shares redeemed. ^ Capital gain or loss^ on shares held for one year or less is classified as short-term capital gain or loss ^ while capital gain or loss on shares ^ held for more than one year ^ is classified as long-term capital gain or loss ^. Again, any loss realized on the redemption of fund shares held for six months or less is nondeductible to the extent of any exempt-interest dividends ^ paid with respect to such shares.


         Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


         Shareholders should consult their own tax advisers regarding specific questions as to federal, state and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, for income tax purposes, does not entail government supervision of management or investment policies.


                      BROKERAGE AND PORTFOLIO TRANSACTIONS

         The Adviser will arrange for the placement of orders and the execution of portfolio transactions for each of the Funds. Portfolio securities will be purchased or sold to parties acting as either principal or agent. Most of the securities acquired by the Funds normally will be purchased directly from the issuer or from an underwriter acting as principal. Other purchases will be placed with those dealers, acting as agents, whom the Adviser believes will provide the best execution of the transaction at prices most favorable to the Funds. Usually no brokerage commissions (as such) are paid by the Funds for such agency transactions, although the price paid usually includes an undisclosed compensation to the dealer acting as agent. The prices paid to the underwriters of newly-issued securities normally include a concession paid by the issuer to the underwriter. Purchases of after-market securities from dealers normally are executed at a price between bid and asked prices.

         Subject to the primary consideration of best execution at prices most favorable to the Funds, the Adviser may in the allocation of such investment transaction business consider the general research and investment information and other services provided by dealers, although it has adopted no formula for such allocation. These research and investment information services make available to the Adviser for its analysis and consideration as investment adviser to the Funds and its other accounts, the views and information of individuals and research staffs of many securities firms. Although such information may be a useful supplement to the Adviser's own investment information, the value of such research and services is not expected to reduce materially the expenses of the Adviser in the performance of its services under the Investment Advisory Agreement and will not reduce the advisory fee payable to the Adviser by the Funds.

         The Adviser may follow a policy of considering sales of shares of the Trust as a factor in the selection of dealers to execute portfolio transactions, subject to the primary objective of best execution discussed above.

         On occasions when the Adviser deems the purchase or sale of a security to be in the best interest of the Funds as well as other customers, the Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold for such parties in order to obtain best execution and lower brokerage commissions. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Funds. In some cases the aggregation of securities to be sold or purchased could have a detrimental effect on the price of the security insofar as each Fund is concerned. However, in other cases, the ability of a Fund to participate in volume transactions will be beneficial to such Fund.


         No  brokerage   commissions  on  purchases  and  sales  of  the  Funds'
securities were incurred for the fiscal years ended December 31, 1997, 1996^ or 1995 ^.

         At December 31, ^ 1997, the Trust's Funds held securities of its regular brokers or dealers, or their parents, as follows:


                                                                        Value of
                                                                   Securities at

Fund                  Broker or Dealer                       December 31, ^ 1997
----                  ----------------                       -------------------

Money Market          United Missouri Bank                         ^ $12,704,000
  Reserve Fund          Money Market Fiduciary

Tax Exempt            Societe Generale Securities                     ^ $313,000
  Reserve Fund


                              CALCULATION OF YIELD


         From time to time a Fund may advertise its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of ^ a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.


         Each Fund normally computes its yield by determining for a seven-day base period the net change, exclusive of capital changes, for a hypothetical pre-existing account having a balance of one share at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, multiplying the result by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent. Each Fund may also compute a standardized effective yield. This is computed by compounding the base period return, which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven and subtracting one from the result. The yield paid by the Funds will result in payment of taxable interest to the Fund shareholders. ^ For the seven days ended December 31, ^ 1997 the Money Reserve Fund's current and effective yields were ^ 5.87% and ^ 6.05%, respectively; the Tax-Exempt Reserve Fund's current and effective yields were ^ 6.01% and ^ 6.19%, respectively.


                                  MISCELLANEOUS

Principal Shareholders


         As of ^ January 31, 1998, the following entities were known by the Money Fund to be record and beneficial owners of five percent or more of the outstanding shares of that Fund.


Name and Address of                                                      Percent
Beneficial Owner                        Number of Shares                of Class
-------------------                     ----------------                --------

^

INVESCO Capital Management, Inc.        ^ 8,823,861.5700                   17.85
1315 Peachtree St. NE, Suite 300

Atlanta, GA  30309


Mercantile Bank Cust.                     5,073,568.7700                   10.26
Central Laborers Pension Fund
Tram 16-2
P.O. Box 387
St. Louis, MO 63166-0387

WSU Endowment Association                 4,919,488.2300                    9.95
1845 Fairmount

Wichita, KS 67260-0001

State of Illinois                         4,731,407.3000                    9.57
Employees Def. Compensation Pl.
c/o PRIMCO Capital Mgmt.
101 South Fifth St., Ste. 2150
Louisville, KY 40202-3113

Teamsters Local Union 918                 3,969,331.9300                    8.03
Welfare Fund
2137-47 Utica Ave.
Brooklyn, NY 11234-3827

GA Amateur Athletics Fdn. Inc.            2,991,462.8200                    6.05
c/o Robert F. McCullough, INVESCO
1315 Peachtree St. N.E.
Atlanta, GA 30309-3503

         As of January 31, 1998 ^, the following entities were known by the Tax-Exempt Fund to be record and beneficial shareholders of five percent or more of the outstanding shares of that Fund.

Name and Address of                                                      Percent
Beneficial Owner                        Number of Shares                of Class
-------------------                     ----------------                --------

^ Willis M. Everett III                   2,533,603.6200                   11.37
1315 Peachtree St. N.E.
Suite 300
Atlanta, GA 30309

Hubert L. Harris, Jr.                     2,471,725.2800                   11.10
4606 Polo Lane
Atlanta, GA 30339

Thomas L. Shields, Jr.                  ^ 2,214,042.9800                    9.94
1750 W. Sussex

Atlanta, GA  30306


Charles E. Sward                          1,737,908.2800                    7.80
1837 Cedar Canyon Drive
Atlanta, GA  30345

J. Rex Fuqua                              1,695,949.7600                  7.61 ^
c/o Fuqua Capital Corp.

1201 W. Peachtree St. NE
Atlanta, GA  30309


^ Stephen A. Dana                         1,587,979.9100                    7.13
1315 Peachtree St. N.E.
Suite 300
Atlanta, GA 30309

         As of February [6], 1998, officers and trustees of the Trust, as a group, beneficially owned less than ^ [4]% of the Funds' outstanding shares and less than ^[15]% of any portfolio's outstanding shares.


Net Asset Value

         The net asset value per share of each of the Funds is determined daily as of 4:00 p.m. (New York time), after declaration of the dividend, on each day that the New York Stock Exchange is open for trading and at such other times and/or on such other days as there is sufficient trading in the portfolio securities of the Fund that might materially affect its net asset value. Net asset value per share is determined by adding the value of all assets of the Fund, deducting its actual and accrued liabilities, and dividing by the number of shares outstanding.

         Each Fund seeks to maintain a constant net asset value of $1.00 per share. There can be no assurance that the Funds will be able to maintain a net asset value of $1.00 per share. In order to accomplish this goal, each Fund intends to utilize the amortized cost method of valuing portfolio securities. By using this method, each Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities. Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter, the value of the security is increased or decreased incrementally each day so that at maturity any purchase discount or premium is fully amortized and the value of the security is equal to its principal. The amortized cost method may result in periods during which the amortized cost value of the securities may be higher or lower than their market value, and the yield on a shareholder's investment may be higher or lower than that which would be recognized if the net asset value of a Fund's portfolio was not constant and was permitted to fluctuate with the market value of the portfolio securities. It is believed that any such differences will normally be minimal. During periods of declining interest rates, the quoted yield on shares of each Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate net asset value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he or she purchased shares of the Fund on that day, than would result from investment in a fund utilizing solely market values. The converse would apply in a period of rising interest rates.

         The Trustees of the Trust have undertaken to establish procedures reasonably designed, taking into account current market conditions and each Fund's investment objectives, to stabilize, to the extent possible, each Fund's price per share, as computed for the purposes of sales and redemptions, at $1.00. Such procedures include review of each Fund's portfolio holdings by the Adviser or its agent, at such intervals as it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. If any deviation between the Fund's net asset value based upon available market quotations or market equivalents and that based upon amortized cost exceeds 0.5%, the Trustees will promptly consider what action, if any, is appropriate. The action may include, as appropriate, the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the applicable Fund's average portfolio maturity; withholding dividends; reducing the number of shares outstanding; or utilizing a net asset value per share determined by using available market quotations.


         The net asset value per share of the Funds will normally not be calculated on days that the New York Stock Exchange is closed. These days include New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Redemption of Shares


         It is possible that in the future, conditions may exist which would, in the opinion of the Trustees of the Trust, make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the Trustees may authorize payment to be made in portfolio securities or other property of the applicable Fund. However, the Trust ^ is obligated ^ under the 1940 Act to redeem for cash all shares of a Fund presented for redemption by any one shareholder up to $250,000 (or 1% of the applicable Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are valued at fair market value as determined in good faith by the Trustees. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.


The Custodian

         United Missouri Bank of Kansas City, N.A., 928 Grand Avenue, Kansas City, Missouri 64106, is the custodian of the portfolio securities and cash of the Funds and maintains certain records on behalf of the Trust and the Funds. Subject to the Trust's prior approval, the custodian may use the services of subcustodians for the assets of one or more of the Funds.

Independent Accountants

         Price Waterhouse LLP, 950 Seventeenth Street, Denver, Colorado, serves as the Trust's independent accountants, providing services which include the audit of the Trust's annual financial statements, and the preparation of tax returns filed on behalf of the Trust.


         The audited financial statements and the notes thereto as of and for the year ^ ended December 31, ^ 1997, and the report of Price Waterhouse LLP with respect to such financial statements, are incorporated by reference from the Trust's Annual Report to Shareholders for the fiscal year ended December 31, ^ 1997.


Declaration of Trust Provisions

         The Declaration of Trust establishing the Trust dated January 27, 1988, a copy of which, together with all amendments thereto (the "Declaration"), is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name "INVESCO Treasurer's Series Trust" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability; nor shall resort be had to their private property for the satisfaction of any obligation or claim of the Trust, but the "Trust Property" only shall be liable.

         As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies or approving an advisory contract. Pursuant to the Declaration, the holders of at least 10% of the outstanding shares of a Fund may require the Trust to hold a special meeting of shareholders for any purpose. The Declaration further provides that any Trustee of the Trust may be removed, with or without cause, at any meeting of the shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust.

                            Part C Other Information



Item 24.          Financial Statements and Exhibits
         (a)      1.       Financial statements and schedules
                           included in Prospectus (Part A):


                           Financial  Highlights for each of
                           the ^ nine years in
                           the period  ended  December  31, ^
                           1997,  and for the period   from
                           April  27,   1988   (commencement
                           of operations)  to December  31,
                           1988,  for the INVESCO Treasurer's
                           Money Market Reserve Fund and the
                           INVESCO Treasurer's Tax-Exempt
                           Reserve Fund.


                  2.       Financial Statements and schedules
                           included in Statement of Additional
                           Information (Part B):


                           The  following   financial   statements
                           for  INVESCO Treasurer's Money Market
                           Reserve Fund and the INVESCO Treasurer's
                           Tax-Exempt  Reserve  Fund and the  notes
                           thereto as of and for the year ended
                           December  31, ^ 1997,  and the  report
                           of Price  Waterhouse  LLP with respect
                           to   such   financial    statements,
                           are incorporated  herein by  reference
                           from the  Trust's Annual  Report to
                           Shareholders  for the fiscal  year ended
                           December 31, ^ 1997:  Statement of
                           Investment Securities  as of December
                           31, ^ 1997;  Statement of Assets and
                           Liabilities  as of  December  31, ^ 1997;
                           Statement of Operations  for the year
                           ended  December 31, ^ 1997;  Statement
                           of Changes in Net Assets for each of the two years in the period ended December 31, ^ 1997; and Financial Highlights for each of the five years in the period ended December 31, ^ 1997.


                  3.       Financial  statements and schedules
                           included in Part C:

                           None: Schedules have been omitted as all information has been presented in the financial statements.

                  (b)      Exhibits:

                  1.       Declaration of Trust of Registrant.(2)


                  2.       By-laws of Registrant. (4)


                  3.       None.

                  4.       None.


                  5. (a) Investment Advisory Agreement between Registrant and INVESCO Capital Management, Inc. dated as of February 28, 1997. (4)

                  6. (a) Distribution Agreement between Registrant and INVESCO Services, Inc. dated as of February 28, 1997. (4)

                           (b) Distribution Agreement between Registrant and INVESCO Funds Group, Inc. dated as of May 15, 1997.

                           (c) Distribution Agreement between Registrant and INVESCO Distributors, Inc. dated
                           September 30, 1997.


                  7.       Defined  Benefit  Deferred   Compensation
                           Plan  for Non-Interested Directors and
                           Trustees. (4)

                  8. Custodian Agreement between the Registrant and United Missouri Bank of Kansas City, N.A.(3)


                  9. (a) Transfer Agency Agreement between the Trust and INVESCO Funds Group, Inc. dated February 28, 1997. (4)

                           (b) Indemnification Agreement between INVESCO Capital Management, L.P. and each of the Trustees of the Registrant. (4)

                           (c) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated as of February 28, 1997. (4)


                  10.      Opinion as to legality of the shares. (2)

                  11.      Consent of Independent Accountants.

                  12.      None.

                  13.      None.

                  14.      None.

                  15.      None.

                  16.      Schedule for computation of yield and
                           effective yield quotations. (1)


                  17.      (a)  Financial  Data  Schedule  for
                           the  year  ended December 31, ^ 1997,
                           for INVESCO  Treasurer's  Money
                           Market Reserve Fund.

                           (b)  Financial  Data  Schedule  for
                           the  year  ended December   31,  ^
                           1997,   for  INVESCO   Treasurer's
                           Tax-Exempt Reserve Fund.

                           (c)  Financial  Data  Schedule  for
                           the  year  ended  December 31, ^ 1997,
                           for INVESCO  Treasurer's  Prime
                           Reserve Fund.

                           (d)  Financial  Data  Schedule  for
                           the  year  ended December 31, ^ 1997,
                           for INVESCO  Treasurer's Special
                           Reserve Fund.


                  18.      None.

                  19.      Power of Attorney appointing Glen A. Payne and Edward
                           F. O'Keefe as attorneys-in-fact.
                           (1)
--------------------

(1) Previously filed on EDGAR on April 23, 1996, in Post-Effective Amendment No. 16 to the Registrant's Registration Statement, and herein incorporated by reference.
(2) Previously filed on January 29, 1988, in connection with Registrant's initial Registration Statement under the 1933 Act, and herein incorporated by reference.
(3) Previously filed on April 20, 1990, in Post-Effective Amendment No. 4 to the Registrant's 1933 Act registration statement, and herein incorporated by reference.

(4) Previously filed on EDGAR on April 25, 1997, in Post-Effective Amendment No. 17 to the Registrant's Registration Statement, and herein incorporated by reference.


Item 25.          Persons Controlled by or Under Common Control With
                  Registrant


         The Registrant's Investment Adviser is INVESCO Capital Management, Inc., a Delaware Corporation (the "Adviser") which is an indirect wholly-owned subsidiary of ^ AMVESCAP PLC, ^ a British public limited company. The Registrant's principal underwriter is INVESCO ^ Distributors, Inc., a ^ Delaware corporation ("IDI" or the "Distributor"). The Adviser also provides investment advice to the following investment ^ company: Selected Investment Managers Series Fund. ^ IDI is a wholly-owned subsidiary of IFG. IFG, an indirect, wholly-owned subsidiary of AMVESCAP PLC, acts as the Trust's subsidiary of AMVESCAP PLC, acts as the Trust's transfer agent and performs certain administrative services for the Trust. ^


Item 26.          Number of Holders of Securities


         As of ^ January 31, ^ 1998 the number of record holders of each class of securities of the two active Funds of the Trust were as follows:


                                                                       Number of
Name of Fund      Title of Class                                  Record Holders
------------      --------------                                  --------------

Money Fund        Beneficial Interest                                       ^ 92
Tax-Exempt Fund   Beneficial Interest                                       ^ 41


Item 27.          Indemnification

         Article V of the Registrant's Declaration of Trust provides that the Trust shall indemnify each of its Trustees and officers against all liabilities and expenses reasonably incurred or paid by him in connection with any action, suit or other proceeding, whether civil or criminal, in which he may be involved, except with respect to any matter as to which he shall have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.


         The Trustees have entered into an Indemnification Agreement dated January 27, 1988 with ^ ICM, wherein each of the Trustees agrees to become a trustee of the Trust, and the Adviser agrees to indemnify each Trustee to the fullest extent permitted by law against all liability and all expenses reasonably incurred or paid in connection with any claim, action, suit or proceeding in which the Trustee becomes involved as a party or otherwise by virtue of being or having been a trustee or officer of the Trust and against amounts paid or incurred by the Trustee in the settlement thereof; provided that such indemnification shall apply only to any such liability, expenses or amounts paid or incurred in settlement in connection with a claim, action, suit or proceeding which arises during either (i) the term of the Trustee's service as a trustee of the Trust, or (ii) the four-year period commencing upon the termination, for whatever reason, of the Trustee's service as a trustee of the Trust. No indemnification shall be provided to a Trustee under the Indemnification Agreement for any liability to the Trust, a series of the Trust, or the shareholders of the Trust by reason of a final adjudication by a court or other body before which a proceeding was brought that the Trustee engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's office, or with respect to any matter as to which the Trustee shall have been finally adjudicated not to have acted in good faith and in responsible belief that the Trustee's action was in the best interest of the Trust.

         The Trust has entered into a Distribution Agreement dated ^ September 29, 1997 with ^ IDI which provides in part that ^ IDI and the Trust will indemnify, defend and hold harmless each other and their respective officers, directors, trustees and controlling persons (within the meaning of the 1933
Act), from and against any and all such claims, demands, liabilities and expenses (including cost of investigating or defending such claims, demands or liabilities, and any attorneys fees incurred in connection therewith), which such parties may incur under the federal securities laws, the common law or otherwise.


         Reference is made to the Distribution Agreement previously filed and herein incorporated by reference.

         Reference is also made to the revised Investment Advisory Agreement filed as Exhibit 5(b), as referred to in Item 24(b) hereof.

Item 28.          Business and Other Connections of Investment Adviser

                  See "The Investment Adviser" in the Prospectus and "The Advisory Agreement" in the Statement of Additional Information for information regarding the business of the investment adviser. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of INVESCO Capital Management, Inc., reference is made to Form ADV filed under the Investment Advisers Act of 1940 by INVESCO Capital Management, Inc., herein incorporated by reference.

Item 29.          Principal Underwriters

                  (a) ^ INVESCO Capital Appreciation Funds, Inc. INVESCO Diversified Funds, Inc.
                           INVESCO Emerging Opportunity Funds, Inc.
                           INVESCO Growth Fund, Inc.
                           INVESCO Income Funds, Inc.
                           INVESCO Industrial Income Fund, Inc.
                           INVESCO Money Market Funds, Inc.
                           INVESCO Multiple Asset Funds, Inc.
                           INVESCO Specialty Funds, Inc.
                           INVESCO Strategic Portfolios, Inc.
                           INVESCO Tax-Free Income Funds, Inc.
                           INVESCO Value Trust
                           INVESCO Variable Investment Funds, Inc.

                  (b)
                                Positions and                      Positions and
Name and Principal              Offices with                       Offices with
Business Address                Underwriter                        Registrant
------------------              -------------                      -------------

Charles W. Brady                                                  Chairman ^ and
1315 Peachtree Street, N.E.,                                           ^ Trustee
#300
Atlanta, Georgia  30309

Fred A. Deering                                                    Vice Chairman
Security Life                                                       of the Board
1290 Broadway
Denver, Colorado 80203

Glen A. Payne                       Senior Vice                        Secretary
7800 East Union Avenue              President,
Denver, Colorado 80237              Secretary and
                                    General Counsel

Hubert L. Harris, Jr.               Director                        President, ^
1315 Peachtree Street, N.E.,                                        ^ Chief
Executive
#300                                                                 Officer and
Atlanta, Georgia  30309                                                  Trustee

Ronald L. Grooms                    Senior Vice                        Treasurer
7800 East Union Avenue              President and                      and Chief
Denver, Colorado 80237              Treasurer                     Accounting and
                                                                       Financial
                                                                         Officer

Victor L. Andrews                                                        Trustee
34 Seawatch Drive
Savannah, Georgia 31411

Bob R. Baker                                                             Trustee
AMC Cancer Research Center
1775 Sherman Street, #1000
Denver, Colorado 80203

Lawrence H. Budner                                                       Trustee
7608 Glen Albens
Dallas, Texas 75225

Daniel D. Chabris                                                        Trustee
19 Kingsbridge Way
Madison, Connecticut 06443

Wendy L. Gramm                                                           Trustee
4201 Yuma Street, N.W.
Washington, D.C.  20016

Kenneth T. King                                                          Trustee
4080 North Circulo Manzanillo
Tucson, Arizona 85715

John W. McIntyre                                                         Trustee
7 Piedmont Center #100
Atlanta, Georgia 30305

Larry Soll                                                               Trustee
345 Poorman Road
Boulder, Colorado 80302



Item 30.          Location of Accounts and Records

         Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the 1940 Act at its offices at 7800 East Union Avenue, Denver, Colorado 80237. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the offices of Registrant's transfer agent, INVESCO Funds Group, Inc., 7800 East Union Avenue, Denver, Colorado 80237, and at the offices of Registrant's custodian, United Missouri Bank of Kansas City, N.A., at 928 Grand Avenue, Kansas City, Missouri 64106.

Item 31.          Management Services

                  Not applicable.

Item 32.          Undertakings

                  (a) The Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                  (b) The Registrant hereby undertakes that its board of trustees will call such meetings of shareholders of the Funds, for action by shareholder vote, including acting on the question of removal of a trustee or trustees, as may be requested in writing by the holders of at least 10% of the outstanding shares of a Fund or as may be required by applicable law or the Trust's Declaration of Trust, and to assist shareholders in communicating with other shareholders as required by the 1940 Act.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant ^ has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Atlanta, County of Fulton, and State of Georgia, on the ^ 27th day of ^ February, 1998.

Attest:                                    INVESCO Treasurer's Series
                                           Trust

/s/ ^ Glen A. Payne                         /s/ Hubert L. Harris, Jr.
------------------------------             -------------------------------------
^ Glen A. Payne, Secretary                 Hubert L. Harris, Jr.,
                                           President

         Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to Registrant's Registration Statement has been signed by the following persons in the capacities indicated on this ^ 27th day of February, 1998.

^/s/ Hubert L. Harris, Jr.                  /s/ Lawrence H. Budner
-----------------------------               ------------------------------------

^ Hubert L. Harris, Jr.,                    Lawrence H. Budner, Trustee
President (Chief ^ Executive
^ Officer and Trustee)

^/s/ Ronald L. Grooms                       /s/ Daniel D. Chabris
----------------------------                ------------------------------------

^ Ronald L. Grooms, Treasurer               Daniel D. Chabris, Trustee
^(Chief Accounting and Financial
^ Officer)

/s/ Glen A. Payne                          /s/ Fred A. Deering
----------------------------               -------------------------------------
^ Glen A. Payne, Secretary                 Fred A. Deering, Trustee

/s/ Victor L. Andrews                      /s/ Larry Soll
----------------------------               -------------------------------------
Victor L. Andrews, Trustee                 Larry Soll, Trustee

/s/ John W. McIntyre                       /s/ ^ Kenneth T. King
---------------------------                -------------------------------------
^ John W. McIntyre, Trustee                Kenneth T. King, Trustee

/s/ Bob R. Baker                           /s/ Wendy L. Gramm, Trustee
---------------------------                -------------------------------------
Bob R. Baker, Trustee                      Wendy L. Gramm, Trustee

/s/ Charles W. Brady
---------------------------
Charles W. Brady, Trustee


By*                                        By* /s/ Glen A. Payne
   ------------------------                   ----------------------------------
    Edward F. O'Keefe                          Glen A. Payne
    Attorney in Fact                           Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant (with the exception of Hubert L. Harris, Jr., Larry Soll and Wendy L. Gramm) have been filed with the Securities and Exchange Commission on April 12, 1990, September 16, 1991, May 27, 1992, April 29, 1994 and April 23,
1996.

                                  EXHIBIT INDEX



                                                                  Page in
    Exhibit Number                                        Registration Statement
    --------------                                        ----------------------



         ^ 6(b)                                                     72
         ^ 6(c)                                                     83
         11                                                         94
         17(a)                                                      95
         17(b)                                                      96
         17(c)                                                      97
         17(d)                                                      98
         99.POA GRAMM                                               99
         99.POA HARRIS                                             100
         99.POA SOLL                                               101

^